                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                                File No. 2-28871
                                                               File No. 811-1485

                                                                           -----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                           -----

                                                                           -----
         Pre-Effective Amendment No.  ____
                                                                           -----

                                                                           -----
         Post-Effective Amendment No. _58_                                   X
                                                                           -----

                             AND

                                                                           -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X
                                                                           -----

                                                                           -----
         Amendment No. _58_                                                  X
                                                                           -----

                        DELAWARE GROUP EQUITY FUNDS III
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

    1818 Market Street, Philadelphia, Pennsylvania               19103
--------------------------------------------------------------------------------
    (Address of Principal Executive Offices)                   (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-2923
                                                                  --------------
    Richard J. Flannery, Esquire, 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                             August 27, 1999
                                                                 ---------------
It is proposed that this filing will become effective:

   _____    immediately upon filing pursuant to paragraph (b)
   _____    on (date) pursuant to paragraph (b)
   _____    60 days after filing pursuant to paragraph (a)(1)
   __X__    on August 27, 1999 pursuant to paragraph (a)(1)
   _____    75 days after filing pursuant to paragraph (a)(2)
   _____    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

   _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                      Title of Securities Being Registered
                      ------------------------------------
                               Trend Fund A Class
                               Trend Fund B Class
                               Trend Fund C Class
                         Trend Fund Institutional Class

This amendment is being filed pursuant to Rule 414 under the Securities Act of 1933. The successor issuer, Delaware Group Equity Funds III, is filing the amendment to the registration statement of Delaware Group Equity Funds III, Inc., the predecessor issuer, and expressly adopting the registration statement as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940.

This filing is made in anticipation of the reorganization of Delaware Group Equity Funds III, Inc., a Maryland Corporation, whereby the Corporation will merge into Delaware Group Equity Funds III, a Delaware Business Trust.

Shareholders approved this reorganization at a meeting expressly called for that purpose on March 17, 1999 and adjouned to April 13, 1999.

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 58 to Registration File No. 2-28871 includes the following:


1. Facing Page

2. Contents Page

3. Cross-Reference Sheets

4. Part A - Prospectuses

5. Part B - Statement of Additional Information

6. Part C - Other Information

7. Signatures

                                                         CROSS-REFERENCE SHEET

                                                                PART A

                                                        Location in Prospectus


                                                                  Class A
                                                                  Class B
Item No.          Description                                     Class C                              Institutional Class
--------          -----------                                     -------                              -------------------
1                 Front and Back Cover Pages                      Same                                 Same

2                 Risk/Return Summary:                            Fund profile                         Fund profile
                  Investments, Risks and Performance

3                 Risk/Return Summary:                            Fund profile                         Fund profile
                  Fee Table

4                 Investment Objectives, Principal                How we manage the Fund               How we manage the Fund
                  Investment Strategies, and Related
                  Risks

5                 Management's Discussion of                      N/A                                  N/A
                  Performance

6                 Management, Organization, and                   Who manages the Fund                 Who manages the Fund
                  Capital Structure

7                 Shareholder Information                         How to buy shares;                   How to buy shares;
                                                                  How to redeem shares;                How to redeem shares;
                                                                  Special services;                    Special services;
                                                                  Dividends, distributions             Dividends, distributions
                                                                  and taxes all under About            and taxes all under About
                                                                  your account                         your account

8                 Distribution Arrangements                       Choosing a share class;              About your account
                                                                  How to reduce sales
                                                                  charges under About your
                                                                  account

9                 Financial Highlights Information                Financial Highlights                 Financial Highlights

                                                         CROSS-REFERENCE SHEET

                                                                PART B

                                                                                    Location in Statement of Additional
Item No.        Description                                                         Information
--------        -----------                                                         -----------------------------------
10              Cover Page and Table of Contents                                    Same

11              Fund History                                                        General Information

12              Description of the Fund and Its Investments and                     Investment Objectives and Policies
                Risks


13              Management of the Fund                                              Officers and Trustees; Purchasing
                                                                                    Shares

14              Control Persons and Principal Holders of Securities                 Officers and Trustees

15              Investment Advisory and Other Services                              Officers and Trustees; Purchasing
                                                                                    Shares); Investment Management
                                                                                    Agreement; General Information;
                                                                                    Financial Statements

16              Brokerage Allocation and Other Practices                            Trading Practices and Brokerage

17              Capital Stock and Other Securities                                  Capitalization and Noncumulative
                                                                                    Voting (under General Information)

18              Purchase, Redemption, and Pricing of Shares                         Purchasing Shares; Redemption and
                                                                                    Exchange; Determining Offering Price
                                                                                    and Net Asset Value

19              Taxation of the Fund                                                Taxes

20              Underwriters                                                        Purchasing Shares

21              Calculation of Performance Data                                     Performance Information

22              Financial Statements                                                Financial Statements


                                                         CROSS-REFERENCE SHEET

                                                                PART C


Item No.                                     Description                                  Location in Part C
--------                                     -----------                                  ------------------
23                                           Exhibits                                     Item 23

24                                           Persons Controlled by or under               Item 24
                                             Common Control with Registrant

25                                           Indemnification                              Item 25

26                                           Business and Other Connections               Item 26
                                             of the Investment Adviser

27                                           Principal Underwriters                       Item 27

28                                           Location of Accounts and                     Item 28
                                             Records

29                                           Management Services                          Item 29

30                                           Undertakings                                 Item 30

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                                   Trend Fund

                           Class A * Class B * Class C



                                   Prospectus
                                 August 27, 1999

                             Growth of Capital Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of Contents

Fund profile                                               page
Trend Fund

How we manage the Fund                                     page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

Who manages the Fund                                       page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                                         page
Investing in the Fund
       Choosing a share class
       How to reduce your sales charge
       How to buy shares
       Retirement plans
       How to redeem shares
       Account minimums
       Special services
Dividends, distributions and taxes

Certain management considerations                          page

Financial highlights                                       page

Profile: Trend Fund
-------------------
What are the Fund's goals?
Trend Fund seeks capital appreciation by investing primarily in securities of emerging or other growth-oriented companies. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in stocks of small, growth-oriented companies that we believe are responsive to changes within the marketplace and which we believe have the fundamental characteristics to support continued growth.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices. In addition, the companies that Trend Fund invests in may involve greater risk due to their size, narrow product lines and limited financial resources. For a more complete discussion of risk, please turn to "The risks of investing in the Fund."

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o   Investors with long-term financial goals.
o   Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of small companies.

Who should not invest in the Fund
o   Investors with short-term financial goals.
o   Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

How has the Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years as well as the average annual returns of all shares for one-, five-, and ten-year periods, if applicable. The Fund's past performance does not necessarily indicate how it will perform in the future.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)] Year-by-year total return

-------------------------------------------------------------------------------------------------------------------------
1989           1990        1991         1992        1993         1994        1995         1996        1997         1998
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

The Fund`s Class A had a 0.00% year-to-date return as of June 30, 1999. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended ____________ and its lowest quarterly return was 0.00% for the quarter ended ____________.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

                                                             Average annual returns for the period ending 12/31/98

CLASS              A                      B (if redeemed)*       C (if redeemed)*          Russell 2000
                   (Inception10/3/68)     (Inception 9/6/94)     (Inception 11/29/95)      Growth Index
1 year             0.00%                  0.00%                  0.00%                     0.00%
5 years            0.00%                  N/A                    N/A                       0.00%
10 years or
Lifetime**         0.00%                  0.00%                  0.00%                     0.00%

The Fund's returns are compared to the performance of the Russell 2000 Growth Index. You should remember that unlike the Fund, the index is unmanaged and doesn't include the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

*If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 0.00% and 0.00%, respectively, for the one-year and lifetime periods. Returns for Class C would be 0.00% and 0.00%, respectively, for the one-year and lifetime periods.

**Lifetime returns are shown if the Fund or Class existed for less than 10 years. Russell 2000 Growth Index returns are for 10 years. Index returns for Class B and Class C lifetime periods were 0.00% and 0.00%, respectively. Maximum sales charges are included in the Fund returns shown in the table above.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. The Fund may waive or reduce sales charges; please see the Statement of Additional Information for details.

 CLASS                                                        A           B          C
 -----------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases as         5.75%       none       none
 a percentage of offering price
 -----------------------------------------------------------------------------------------
 Maximum contingent deferred sales charge (load) as a        none(1)     5%(2)      1%(3)
 percentage of original purchase price or redemption
 price, whichever is lower
 -----------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested           none        none       none
 dividends
 -----------------------------------------------------------------------------------------
 Redemption fees                                             none        none       none
 -----------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

 -----------------------------------------------------------------------------------------
 Management fees(4)                                          0.00%       0.00%      0.00%
 -----------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                       0.00%       1.00%      1.00%
 -----------------------------------------------------------------------------------------
 Other expenses                                              0.00%       0.00%      0.00%
 -----------------------------------------------------------------------------------------
 Total operating expenses                                    0.00%       0.00%      0.00%
 -----------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

 -----------------------------------------------------------------------------------------------------
 CLASS(6)                  A              B                    B            C                     C
                                                   (if redeemed)                      (if redeemed)
 -----------------------------------------------------------------------------------------------------
 1 year                   $0             $0                   $0           $0                    $0
 -----------------------------------------------------------------------------------------------------
 3 years                  $0             $0                   $0           $0                    $0
 -----------------------------------------------------------------------------------------------------
 5 years                  $0             $0                   $0           $0                    $0
 -----------------------------------------------------------------------------------------------------
 10 years                 $0             $0                   $0           $0                    $0
 -----------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The Management Fee has been restated to reflect a new management fee schedule which became effective on April ____, 1999.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. 6 The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Fund
----------------------

Our investment strategies

We strive to identify small companies that offer above-average opportunities for long-term price appreciation because they are poised to benefit from changing and dominant trends within society or the political arena. In striving to identify such companies, we will evaluate a company's managerial skills, product development and sales and earnings.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals. Companies in the early stages of their development often offer the greatest opportunities for rising share prices. The key to investing successfully in small companies is to invest in them before their stock price matches their growth potential. In striving to do this, Trend Fund studies:

o   the operational history of the company
o   its strategic focus
o   its competitive environment.

The Fund uses a bottom-up approach to stock selection that seeks market leaders, strong product cycles, innovative concepts and industry trends. We look at price/earnings ratios, estimated growth rates, market capitalization and cashflows as we strive to determine how attractive a company is relative to other companies.

We also rely on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts and customers. Our goal is to select companies that are likely to perform well over an extended time frame.

Because there is added risk when investing in smaller companies, which may still be in their early developmental stages, we maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

------------------------------------------------------------------------------------------------------------------------------------
           Securities                                                                    How we use them

------------------------------------------------------------------------------------------------------------------------------------
Common stocks: Securities that represent shares of              Generally, we invest 90% to 100% of net assets in common stock
ownership in a corporation. Stockholders participate in the     with at least 65% in small growth-oriented companies
corporation's profits and losses, proportionate to the
number of shares they own.
------------------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts:  ADRs are issued by a U.S.        We may hold ADRs when we believe they offer greater appreciation
bank and represent the bank's holdings of a stated number       potential than U.S. securities.
of shares of a foreign corporation.  An ADR entitles the
holder to all dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and sold the
same as U.S. securities.
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such       Typically, we use repurchase agreements as a short-term
as the Fund, and a seller of securities in which the seller     investment for the Fund's cash position. In order to enter
agrees to buy the securities back within a specified time       into these repurchase agreements, the Fund must have
at the same price the buyer paid for them, plus an amount       collateral of at least 102% of the repurchase price.
equal to an agreed upon interest rate. Repurchase
agreements are often viewed as equivalent to cash.
------------------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities whose        We may invest in privately placed securities that are
resale is restricted under securities law.                      eligible for resale only among certain institutional buyers without registration. These are commonly known as Rule 144A
                                                                Securities. Restricted securities that are determined to be illiquid may not exceed the Fund's 10% limit on illiquid
                                                                securities, which is described below.
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a ready        We may invest up to 10% of net assets in illiquid
market, and cannot be easily sold, if at all, at                securities, including repurchase agreements with maturities
approximately the price that the Fund has valued them.          of over seven days.
------------------------------------------------------------------------------------------------------------------------------------

The Fund may also invest in other securities including convertible securities, warrants, preferred stocks, and bonds. The Fund may invest a portion of its net assets in foreign securities; however, the manager has no present intention of doing so. Please see the Statement of Additional Information for additional descriptions and risk information on these securities as well as those listed in the table above. You can find additional information about the investments in the Fund's portfolio in the annual or semi-annual shareholder report.

Lending securities
The Fund may lend up to 25% of its assets to qualified dealers and investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability for the Fund.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in the Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

-----------------------------------------------------------------------------------------------------------------------------
                     Risks                                                    How we strive to manage them
-----------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a majority of the            We maintain a long-term investment approach and focus on
securities in a certain market -- like the stock or bond         stocks we believe can appreciate over an extended time frame
market -- will decline in value because of factors such as       regardless of interim market fluctuations. We do not try to
economic conditions, future expectations or investor             predict overall stock market movements and though we may
confidence.                                                      hold securities for any amount of time, we typically do not trade for short-term purposes.

                                                                 We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary, defensive strategy.
-----------------------------------------------------------------------------------------------------------------------------
Industry and security risk is the risk that the one value        We limit the amount of the Fund's assets invested in any one
of securities in a particular industry or the value              industry and in any individual security. We also follow a
of an individual stock or bond will decline because of           rigorous selection process before choosing securities and
changing expectations for the performance of that industry       continuously monitor them while they remain in the
or for the individual company issuing the stock.                 portfolio.
-----------------------------------------------------------------------------------------------------------------------------
Small company risk is the risk that prices of smaller            The Fund maintains a well-diversified portfolio, selects
companies may be more volatile than larger companies because     stocks carefully and monitors them continuously.
of limited financial resources or dependence on narrow
product lines.
-----------------------------------------------------------------------------------------------------------------------------
Interest rate risk is the risk that securities will decrease     We analyze each company's financial situation and its cash
in value if interest rates rise. The risk is generally           flow to determine the company's ability to finance future
associated with bonds; however, because smaller companies        expansion and operations. The potential effect that rising
often borrow money to finance their operations, they may be      interest rates might have on a stock is taken into
adversely affected by rising interest rates.                     consideration before the stock is purchased.
-----------------------------------------------------------------------------------------------------------------------------
Foreign risk is the risk that foreign securities may             We typically invest only a small portion of the Fund's
be adversely affected by political instability, changes          portfolio in foreign corporations through American
in currency exchange rates, foreign economic conditions          Depositary Receipts. We do not invest directly in foreign
or inadequate regulatory and accounting standards.               securities. When we do purchase ADRs, they are generally
                                                                 denominated in U.S. dollars and traded on a U.S. exchange.
-----------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be      We limit exposure to illiquid securities.
readily sold, or can only be sold at approximately the price that the Fund has valued them.
-----------------------------------------------------------------------------------------------------------------------------

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid 0.00% as a percentage of average daily net assets for the last fiscal year.

Portfolio managers

Gerald S. Frey, Vice President/Senior Portfolio Manager
Mr. Frey has 22 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has been senior portfolio manager for the Fund since March 1997 and was co-manager from June 1996 to March 1997.

Marshall T. Bassett, Vice President
Mr. Bassett joined Delaware Investments in 1997. In his most recent position, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received his bachelor's degree and MBA from Duke University.

John A. Heffern, Vice President
Mr. Heffern holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware Investments in 1997. Previously, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Services unit and a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

Jeffrey W. Hynoski, Vice President
Mr. Hynoski joined Delaware Investments in 1998. Previously he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University.

Stephen T. Lampe, Vice President
Mr. Lampe earned a bachelor's degree and an MBA at the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and provides analytical services for small and mid-capitalization stocks, specializing in financial services and business services. He previously served as a manager at Price Waterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant.

Lori P. Wachs, Vice President
Ms. Wachs joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                            Board of trustees
Investment manager                                            The Fund            Custodian
Delaware Management Company                                                       The Chase Manhattan Bank
One Commerce Square                                                               4 Chase Metrotech Center
Philadelphia, PA 19103                                                            Brooklyn, NY 11245


Portfolio managers                  Distributor                           Service agent
(see page __ for details)           Delaware Distributors, L.P.           Delaware Service Company, Inc.
                                    1818 Market Street                    1818 Market Street
                                    Philadelphia, PA 19103                Philadelphia, PA 19103

                                                            Financial advisers

                                                              Shareholders

Board of trustees A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of trustees must be independent of the fund's investment manager or distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A
o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o   If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge unless purchased at net asset value and redeemed within the first two years from the date of purchase.

Class A Sales Charges

---------------------------------------------------------------------------------------------------------------------
   Amount of purchase        Sales charge as %     Sales charge as % of amount             Dealer's commission as %
                             of offering price            invested                            of offering price
---------------------------------------------------------------------------------------------------------------------
  Less than $50,000              5.75%                      0.00%                                    5.00%

     $50,000 but                 4.75%                      0.00%                                    4.00%
   under $100,000

    $100,000 but                 3.75%                      0.00%                                    3.00%
   under $250,000

    $250,000 but                 2.50%                      0.00%                                    2.00%
   under $500,000

    $500,000 but                 2.00%                      0.00%                                    1.60%
  under $1 million

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year.

-----------------------------------------------------------------------------------------------------------------
   Amount of purchase        Sales charge as %     Sales charge as % of amount      Dealer's commission as %
                             of offering price            invested                     of offering price
-----------------------------------------------------------------------------------------------------------------
  $1 million up to $5              none                       none                           1.00%
        million
-----------------------------------------------------------------------------------------------------------------
   Next $20 million                none                       none                           0.50%
   Up to $25 million
-----------------------------------------------------------------------------------------------------------------
  Amount over $25 million          none                       none                           0.25%
-----------------------------------------------------------------------------------------------------------------

Class B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.


Class C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.

----------------------------------------------------------------------------------------------------------------------------
            Program                             How it works                                      Share class
                                                                                          A           B                C
----------------------------------------------------------------------------------------------------------------------------
  Letter of Intent                              Through a Letter of Intent you            X        Although the Letter of
                                                agree to invest a certain                          Intent and Rights of
                                                amount in Delaware Investment                      Accumulation do not apply
                                                Funds (except money market                         to the purchase of Class
                                                funds with no sales charge)                        B and C shares, you can
                                                over a 13-month period to                          combine your purchase of
                                                qualify for reduced front-end                      Class A shares with your
                                                sales charges.                                     purchase of B and C
                                                                                                   shares to fulfill your
                                                                                                   Letter of Intent or
                                                                                                   qualify for Rights of
                                                                                                   Accumulation.
----------------------------------------------------------------------------------------------------------------------------
  Rights of accumulation                        You can combine your holdings             X
                                                or purchases of all funds in the
                                                Delaware Investments family
                                                (except money market funds with
                                                no sales charge) as well as the
                                                holdings and purchases of your
                                                spouse and children under 21 to
                                                qualify for reduced front-end
                                                sales charges.
----------------------------------------------------------------------------------------------------------------------------
  Reinvestment of redeemed shares               Up to 12 months after you                X           Not available.
                                                redeem shares, you can reinvest
                                                the proceeds without paying a
                                                front-end sales charge.
----------------------------------------------------------------------------------------------------------------------------
  SIMPLE IRA, SEP IRA, SARSEP, Prototype        These investment plans may                X        There is no reduction in
  Profit Sharing, Pension, 401(k), SIMPLE       qualify for reduced sales                          sales charges for Class B
  401(k), 403(b)(7), and 457 Retirement         charges by combining the                           or Class C shares for
  Plans                                         purchases of all members of the                    group purchases for
                                                group. Members of these groups                     retirement plans.
                                                may also qualify to purchase
                                                shares without a front-end sales
                                                charge and a waiver of any
                                                contingent deferred sales
                                                charges.
----------------------------------------------------------------------------------------------------------------------------

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 --- and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRA's, Roth IRA's or Education IRA's.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at fair market value using a method approved by the board of trustees.


Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLineSM On Demand Service
Through our MoneyLineSM On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
Dividends and capital gains, if any, are paid twice a year. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The Year 2000 Problem may also adversely affect the issuers of securities in which the Fund invests. The portfolio manager and investment professionals of the Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the affect of Year 2000 on any company or the performance of its securities.

Investments by fund of funds
The Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

Financial highlights
The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

--------------------------------------------------------------------------------------------------------------------
                                                                                   Trend Fund A Class
                                                                                     Year Ended 6/30
--------------------------------------------------------------------------------------------------------------------
                                                                  1999       1998       1997       1996       1995
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $16.730    $18.160    $14.210    $12.210
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------------------------------------------
Net investment loss(1)                                                      (0.126)    (0.075)    (0.127)    (0.074)
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                              3.886      0.155      4.977      2.864
                                                                           -------    -------    -------    -------
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             3.760      0.080      4.850      2.790
                                                                           -------    -------    -------    -------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments                         (1.940)    (1.510)    (9.000)    (0.790)
                                                                            -------    -------    -------    -------
--------------------------------------------------------------------------------------------------------------------
Total distributions                                                         (1.940)    (1.510)    (9.000)    (0.790)
                                                                            -------    -------    -------    -------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $18.550    $16.730    $18.160    $14.210
                                                                            =======    =======    =======    =======
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Total return(2)                                                             23.97%      1.67%     35.53%     24.40%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                   $469,152   $428,309   $497,188   $318,933
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                      1.34%      1.34%      1.31%      1.36%
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                        (0.70%)    (0.47%)    (0.79%)    (0.58%)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                            114%       115%        90%        64%
--------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------
                                                                   Trend Fund B Class              Period
                                                                    Year Ended 6/30               9/6/94(1)
                                                                                                  through
                                                                                                  6/30/95
------------------------------------------------------------------------------------------------
                                                         1999      1998       1997       1996
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $16.370    $17.920    $14.130    $12.110
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
------------------------------------------------------------------------------------------------------------
Net investment loss(2)                                            (0.252)    (0.189)    (0.248)    (0.142)
                                                                 -------    -------    -------    -------
------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                    3.782      0.149      4.938      2.162
                                                                 -------    -------    -------    -------
------------------------------------------------------------------------------------------------------------
Total from investment operations                                   3.530     (0.040)     4.690      2.020
                                                                 -------    -------    -------    -------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments               (1.940)    (1.510)    (0.900)      none
                                                                 -------    -------    -------    -------
------------------------------------------------------------------------------------------------------------
Total distributions                                               (1.940)    (1.510)    (0.900)      none
                                                                 -------    -------    -------    -------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $17.960    $16.370    $17.920    $14.130
                                                                 =======    =======    =======    =======
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Total return(3)                                                   23.09%      0.96%     34.55%     16.68%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                          $71,470    $55,047    $35,090     $5,175
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                            2.09%      2.09%      2.06%      2.12%
------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets              (1.45%)    (1.25%)    (1.54%)    (1.34%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                  114%       115%        90%        64%
------------------------------------------------------------------------------------------------------------



                                                                 Trend Fund C Class         Period
                                                                  Year Ended 6/30        11/29/95(1)
                                                                                           through
                                                                                           6/30/96
------------------------------------------------------------------------------------------------------------

                                                            1999       1998       1997
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $16.540    $18.090     $15.460
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Net investment loss(2)                                                (0.255)    (0.197)     (0.253)
                                                                     -------    -------     -------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                        3.825      0.157       3.233
                                                                       -----      -----       -----
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Total from investment operations                                       3.570     (0.040)      2.980
                                                                       -----      -----       -----
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments                   (1.940)    (1.510)     (0.350)
                                                                       -----      -----       -----
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Total distributions                                                   (1.940)    (1.510)     (0.350)
                                                                       -----      -----       -----
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $18.170    $16.540     $18.090
                                                                     =======    =======     =======
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Total return(3)                                                       23.09%      0.95%      19.66%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                              $14,259    $11,447      $6,359
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                2.09%      2.09%       2.06%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                  (1.45%)    (1.28%)     (1.54%)
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                      114%       115%         90%
------------------------------------------------------------------------------------------------------------

(1) Year ended 1995, 1996, 1997, 1998 and for the six months ended December 31, 1998 [and 1999] per share information was based on the average shares outstanding method.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

(3) Date of initial public offering; ratios have been annualized and total returns have not been annualized.

How to read the financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

How to use this glossary

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.


Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.


Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.


Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.


Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.


National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.


Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Russell 2000 Growth Index
Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. These stocks are selected from the 2000 smallest companies in the Russell 3000 Inde, which represent approximately 10% of the total market capitalization of the Russell 3000 Index.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.




Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Trend Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com


E-mail
service@delinvest.com


Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o   For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.


Investment Company Act file number: 811-1485
Trend Fund Symbols
                    CUSIP                  NASDAQ
Class A           245905104                 DELTX
Class B           245905302                 DERBX
Class C           245905401                 DETCX


                                    DELAWARE
                                   INVESTMENTS
                              Philadelphia * London

P-002 [--] PP 8/99

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London



                                   Trend Fund

                               Institutional Class





                                   Prospectus
                                 August 27, 1999

                             Growth of Capital Fund




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

[inside front cover]

Table of Contents

Fund profile                                                               page
Trend Fund

How we manage the Fund                                                     page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

Who manages the Fund                                                       page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                                                         page
Investing in the Fund
      How to buy shares
      How to redeem shares
      Account minimum
      Exchanges

Dividends, distributions and taxes

Certain management considerations

Financial highlights                                                       page

Profile: Trend Fund
-------------------

What are the Fund's goals?
Trend Fund seeks capital appreciation by investing primarily in securities of emerging or other growth-oriented companies. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in stocks of small, growth-oriented companies that we believe are responsive to changes within the marketplace and which we believe have the fundamental characteristics to support continued growth.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices. In addition, the companies that Trend Fund invests in may involve greater risk due to their size, narrow product lines and limited financial resources. For a more complete discussion of risk, please turn to "The risks of investing in the Fund."

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o Investors with long-term financial goals.
o Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of small companies.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

How has the Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past ten calendar years as well as the average annual returns of all shares for one-, five-, and ten-year periods, if applicable. Trend Fund's Institutional Class commenced operations on November 23, 1992. Return information for the Class for the periods prior to the time the Class commenced operations is calculated by taking the performance of Trend Fund A Class and eliminating all sales charges that apply to Class A shares. However, for those periods, Class A 12b-1 payments were not eliminated, and performance would have been affected if this adjustment had been made. The Fund's past performance does not necessarily indicate how it will perform in the future.

[GRAPHIC OMITTED: BAR CHART SHOWING TOTAL RETURN (INSTITUTIONAL CLASS)] Total return (Institutional Class)



--------------------------------------------------------------------------------------------------------------------
1989          1990       1991        1992      1993        1994       1995        1996       1997        1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

The Fund`s Institutional Class had a 0.00% year-to-date return as of June 30, 1999. During the periods illustrated in this bar chart, Institutional Class's highest quarterly return was 0.00% for the quarter ended ____________ and its lowest quarterly return was 0.00% for the quarter ended ____________.

Average annual return as of 12/31/98

                   Institutional     Russell 2000
                   Class             Growth Index

1 year             0.00%             0.00%
5 years            0.00%             0.00%
10 years           0.00%             0.00%

What are Trend Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

 ----------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases as        none
 a percentage of offering price
 ----------------------------------------------------------------
 Maximum contingent deferred sales charge                   none
 (load) as a none percentage of original purchase
 price or redemption price, whichever is lower
 ----------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested          none
 dividends
 ----------------------------------------------------------------
 Redemption fees                                            none
 ----------------------------------------------------------------
 Exchange Fees(1)                                           none
 ----------------------------------------------------------------


Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

 ----------------------------------------------------------------
 Management fees                                           0.00%
 ----------------------------------------------------------------
 Distribution and service (12b-1) fees                      none
 ----------------------------------------------------------------
 Other expenses                                            0.00%
 ----------------------------------------------------------------
 Total operating expenses                                  0.00%
 ----------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(2) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

 ---------------------------
 1 year                  $0
 ---------------------------
 3 years                 $0
 ---------------------------
 5 years                 $0
 ---------------------------
 10 years                $0
 ---------------------------


(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

How we manage the Fund

Our investment strategies

We strive to identify small companies that offer above-average opportunities for long-term price appreciation because they are poised to benefit from changing and dominant trends within society or the political arena. In striving to identify such companies, we will evaluate a company's managerial skills, product development and sales and earnings.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals. Companies in the early stages of their development often offer the greatest opportunities for rising share prices. The key to investing successfully in small companies is to invest in them before their stock price matches their growth potential. In striving to do this, Trend Fund studies:

o        the operational history of the company
o        its strategic focus
o        its competitive environment.

The Fund uses a bottom-up approach to stock selection that seeks market leaders, strong product cycles, innovative concepts and industry trends. We look at price/earnings ratios, estimated growth rates, market capitalization and cashflows as we strive to determine how attractive a company is relative to other companies.

We also rely on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts and customers. Our goal is to select companies that are likely to perform well over an extended time frame.

Because there is added risk when investing in smaller companies, which may still be in their early developmental stages, we maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

------------------------------------------------------------- --------------------------------------------------------------------
           Securities                                                                    How we use them

------------------------------------------------------------- --------------------------------------------------------------------
Common stocks: Securities that represent shares of            Generally, we invest 90% to 100% of net assets in common stock
ownership in a corporation. Stockholders participate in the   with at least 65% in small growth-oriented companies
corporation's profits and losses, proportionate to the
number of shares they own.
------------------------------------------------------------- --------------------------------------------------------------------
American Depositary Receipts:  ADRs are issued by a U.S.      We may hold ADRs when we believe they offer greater appreciation
bank and represent the bank's holdings of a stated number     potential than U.S. securities.
of shares of a foreign corporation.  An ADR entitles the
holder to all dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and sold the
same as U.S. securities.
------------------------------------------------------------- --------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such     Typically, we use repurchase agreements as a short-term
as the Fund, and a seller of securities in which the seller   investment for the Fund's cash position. In order to enter
agrees to buy the securities back within a specified time     into these repurchase agreements, the Fund must have collateral of
at the same price the buyer paid for them, plus an            at least 102% of the repurchase price.
amount equal to an agreed upon interest rate. Repurchase
agreements are often viewed as equivalent to cash.
------------------------------------------------------------- --------------------------------------------------------------------
Restricted securities: Privately placed securities whose      We may invest in privately placed securities that are
resale is restricted under securities law.                    eligible for resale only among certain institutional
                                                              buyers withoutregistration. These are commonly known as
                                                              Rule 144A Securities. Restricted securities that are
                                                              determined to be illiquid may not exceed the Fund's 10%
                                                              limit on illiquid securities, which is described below.
------------------------------------------------------------- --------------------------------------------------------------------
Illiquid securities: Securities that do not have a ready      We may invest up to 10% of net assets in illiquid securities,
market, and cannot be easily sold, if at all, at              including repurchase agreements with maturities of over seven days.
approximately the price that the Fund has valued them.
------------------------------------------------------------- --------------------------------------------------------------------

The Fund may also invest in other securities including convertible securities, warrants, preferred stocks, and bonds. The Fund may invest a portion of its net assets in foreign securities; however, the manager has no present intention of doing so. Please see the Statement of Additional Information for additional descriptions and risk information on these securities as well as those listed in the table above. You can find additional information about the investments in the Fund's portfolio in the annual or semi-annual shareholder report.

Lending securities
The Fund may lend up to 25% of its assets to qualified dealers and investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability for the Fund.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in the Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.



-------------------------------------------------   -------------------------------------------------
                     Risks                                    How we strive to manage them
-------------------------------------------------   -------------------------------------------------
Market risk is the risk that all or a majority      We maintain a long-term investment approach and
of the securities in a certain market -- like       focus on stocks we believe can appreciate over
the stock or bond market -- will decline in         an extended time frame regardless of interim
value because of factors such as economic           market fluctuations. We do not try to predict
conditions, future expectations or investor         overall stock market movements and though we
confidence.                                         may hold securities for any amount of time, we
                                                    typically do not trade for short-term purposes.

                                                    We may hold a substantial part of the Funds
                                                    assets in cash or cash equivalents as a
                                                    temporary, defensive strategy.
-------------------------------------------------   -------------------------------------------------
Industry and security risk is the risk that the     We limit the amount of the Fund's assets
value of securities in a particular industry or     invested in any one industry and in any
the value of an individual stock or bond will       individual security. We also follow a rigorous
decline because of changing expectations for        selection process before choosing securities
the performance of that industry or for the         and continuously monitor them while they remain
individual company issuing the stock.               in the portfolio.
-------------------------------------------------   -------------------------------------------------
Small company risk is the risk that prices of       The Fund maintains a well-diversified
smaller companies may be more volatile than         portfolio, selects stocks carefully and
larger companies because of limited financial       monitors them continuously.
resources or dependence on narrow product lines.
-------------------------------------------------   -------------------------------------------------

Interest rate risk is the risk that securities      We analyze each companys financial situation
will decrease in value if interest rates rise.      and its cash flow to determine the companys
The risk is generally associated with bonds;        ability to finance future expansion and
however, because smaller companies often borrow     operations.  The potential effect that rising
money to finance their operations, they may be      interest rates might have on a stock is taken
adversely affected by rising interest rates.        into consideration before the stock is
                                                    purchased.
-------------------------------------------------   -------------------------------------------------

Foreign risk is the risk that foreign               We typically invest only a small portion of the
securities may be adversely affected by             Fund's portfolio in foreign corporations
political instability, changes in currency          through American Depositary Receipts.  We do
exchange rates, foreign economic conditions or      not invest directly in foreign securities.
inadequate regulatory and accounting standards.     When we do purchase ADRs, they are generally
                                                    denominated in U.S. dollars and traded on a
                                                    U.S. exchange.
-------------------------------------------------   -------------------------------------------------
Liquidity risk is the possibility that              We limit exposure to illiquid securities.
securities cannot be readily sold, or can only
be sold at approximately the price that the
Fund has valued them.
-------------------------------------------------

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid 0.00% as a percentage of average daily net assets for the last fiscal year.

Portfolio managers

Gerald S. Frey, Vice President/Senior Portfolio Manager
Mr. Frey has 22 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has been senior portfolio manager for the Fund since March 1997 and was co-manager from June 1996 to March 1997.

Marshall T. Bassett, Vice President
Mr. Bassett joined Delaware Investments in 1997. In his most recent position, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received his bachelor's degree and MBA from Duke University.

John A. Heffern, Vice President
Mr. Heffern holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware Investments in 1997. Previously, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Services unit and a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

Jeffrey W. Hynoski, Vice President
Mr. Hynoski joined Delaware Investments in 1998. Previously he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University.

Stephen T. Lampe, Vice President
Mr. Lampe earned a bachelor's degree and an MBA at the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and provides analytical services for small and mid-capitalization stocks, specializing in financial services and business services. He previously served as a manager at Price Waterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant.

Lori P. Wachs, Vice President
Ms. Wachs joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.


[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                Board of trustees

Investment manager                                   The Fund                   Custodian
Delaware Management Company                                                     The Chase Manhattan Bank
One Commerce Square                                                             4 Chase Metrotech Center
Philadelphia, PA 19103                                                          Brooklyn, NY 11245

Portfolio managers                  Distributor                                 Service agent
(see page __ for details)           Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                    1818 Market Street                          1818 Market Street
                                    Philadelphia, PA 19103                      Philadelphia, PA 19103


                                                  Shareholders

Board of trustees A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of trustees must be independent of the fund's investment manager or distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-adviser A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.

Portfolio managers Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account
------------------

Investing in the Fund
         Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services

How to buy shares


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.



[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800-510-4015 so we can assign you an account number.



[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800-510-4015.



[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the funds net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at fair market value using a method approved by the board of trustees.

How to redeem shares


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. You can also fax your written request to 215-255-8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.



[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.



[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.



[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimums
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions and taxes
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from this Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The Year 2000 Problem may also adversely affect the issuers of securities in which the Fund invests. The portfolio manager and investment professionals of the Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the affect of Year 2000 on any company or the performance of its securities.

Investments by fund of funds
The Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800-523-1918.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                     Trend Fund Institutional Class
                                                                                             Year Ended 6/30
-------------------------------------------------------------------------------------------------------------------------------
                                                                              1999      1998       1997       1996       1995
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $16.950    $18.330    $14.300    $12.250
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss(1)                                                                 (0.082)    (0.034)    (0.087)    (0.044)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                         3.942      0.164      5.017      2.884
                                                                                        -----      -----      -----      -----
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                        3.860      0.130      4.930      2.840
                                                                                        -----      -----      -----      -----
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments                                   (1.940)    (1.510)    (0.900)    (0.790)
                                                                                      -------    -------    -------    -------
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                   (1.940)    (1.510)    (0.900)    (0.790)
                                                                                      -------    -------    -------    -------
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $18.870    $16.950    $18.330    $14.300
                                                                                      =======    =======    =======    =======
-------------------------------------------------------------------------------------------------------------------------------
Total return(2)                                                                        24.35%      1.94%     35.88%     24.74%
-------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                               $61,275   $120,319   $150,695    $55,437
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                 1.09%      1.08%      1.06%      1.12%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets                           (0.45%)    (0.21%)    (0.54%)    (0.34%)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                       114%       115%        90%        64%
-------------------------------------------------------------------------------------------------------------------------------

(1) Year ended 1995, 1996, 1997, 1998 [and 1999] per share information was based on the average shares outstanding method.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

How to read the financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include fee waivers and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary]

How to use this glossary
[glossary runs along the bottom of the pages]

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Glossary A-C

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

C-D

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See "bond."

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bonds.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

I-N

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

N-S

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Russell 2000 Growth Index
Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. These stocks are selected from the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

S-T

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

V

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

[back cover]

Trend Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in this Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800-523-1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1-800-SEC-0330.

Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com


Client Services Representative

800-510-4015

Delaphone Service

800-362-FUND (800-362-3863)

For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.


                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

Registrant's Investment Company Act file number: 811-1485

Trend Fund Symbol
                                    CUSIP              NASDAQ
Institutional Class               245905203            DGTIX


P-___ [--] PP 1/99

                       STATEMENT OF ADDITIONAL INFORMATION
                                 August 27, 1999

                         DELAWARE GROUP EQUITY FUNDS III
                                   TREND FUND

                               1818 Market Street
                             Philadelphia, PA 19103

     For more information about the Institutional Class: 800-510-4015

       For Prospectus, Performance and Information on Existing Accounts of Class A Shares, Class B Shares and Class C Shares: Nationwide 800-523-1918

                     Dealer Services: (BROKER/DEALERS ONLY)
                            Nationwide 800-362-7500

     Delaware Group Equity Funds III ("Equity Funds III") is a professionally-managed mutual fund of the series type which currently offers one series of shares: Trend Fund series (the Fund). The Fund offers Class A Shares, Class B Shares and Class C Shares (together referred to as the "Fund Classes"). The Fund also offers an Institutional Class (the "Institutional Class"). All references to "shares" in this Part B refer to all Classes of shares of Equity Funds III, except where noted.

     This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectus for the Fund Classes dated August 27, 1999 and the current Prospectus for the Institutional Class dated August 27, 1999, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A Prospectus relating to the Fund Classes and a prospectus relating to the Institutional Class may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. The Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800-523-1918.

---------------------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS
---------------------------------------------------------------------------------------------------------------------
Cover Page                                                Dividends and Realized Securities Profits Distributions
---------------------------------------------------------------------------------------------------------------------
Investment Objective and Policies                         Taxes
---------------------------------------------------------------------------------------------------------------------
Performance Information                                   Investment Management Agreement
---------------------------------------------------------------------------------------------------------------------
Trading Practices and Brokerage                           Officers and Trustees
---------------------------------------------------------------------------------------------------------------------
Purchasing Shares                                         Exchange Privilege
---------------------------------------------------------------------------------------------------------------------
Investment Plans                                          General Information
---------------------------------------------------------------------------------------------------------------------
Determining Offering Price and Net Asset Value            Financial Statements
---------------------------------------------------------------------------------------------------------------------
Redemption and Repurchase                                 Appendix A
---------------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Fund is capital appreciation. The strategy is to invest primarily in the common stocks and securities convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of Delaware Management Company (the "Manager"), are responsive to changes within the marketplace and have the fundamental characteristics to support growth. Income will not be a significant investment factor except so far as future dividend growth may affect market appraisal of a security. Purchases and sales of portfolio securities will be based upon management's judgment of economic and market trends in addition to fundamental investment analysis. The Fund will seek to identify changing and dominant trends affecting securities values which it believes will offer the opportunities for growth of capital, such as trends in the overall economic environment (including social, political, monetary and technological trends); trends within a company and its industry reflected by, for example, improving managerial skills, new product development and sales and earnings trends; and trends in market prices of various types of categories of investments. Since the production of income is not an objective of the Fund, any income earned and paid to shareholders is expected to be minimal. An investor should not consider a purchase of Fund shares as equivalent to a complete investment program.

     Although the Fund will constantly strive to attain the objective of capital appreciation, there can be no assurance that it will be attained. It also should be borne in mind that investing in securities believed to have a potential for capital appreciation may involve exposure to a greater risk than securities which do not have growth characteristics, and that the shares of the Fund will fluctuate in value. Investing for this objective, the Fund usually will invest in common stocks or securities convertible into common stocks of emerging and other growth-oriented companies, some of which may be of a speculative nature and subject the Fund to an additional risk. However, from time to time, the Fund may, in its judgment, depending upon prevailing circumstances, and for defensive purposes without limit as to the proportion of assets invested, hold varying proportions of cash, U.S. government securities, nonconvertible securities and straight debt securities.

     In investing for capital appreciation, the Fund may hold securities for any period of time. See Portfolio Turnover under Trading Practices and Brokerage.

Investment Restrictions

     Trend Fund has adopted the following restrictions for the Fund which cannot be changed without approval by the holders of a "majority" of the Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

     The Fund shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or other thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in certificates of deposit.

     2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

     4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

     In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

     1. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by
Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

     2. The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

The following are additional non-fundamental investment restrictions:

     The Fund shall not:

     1. Invest more than 5% of the value of its assets in securities of any one company (except U.S. government bonds) or purchase more than 10% of the voting or nonvoting securities of any one company.

     2. Acquire control of any company.

     3. Purchase or retain securities of any company which has an officer or director who is an officer or director of the Fund, or an officer, director or partner of its investment manager if, to the knowledge of the Fund, one or more of such persons own beneficially more than 1/2 of 1% of the shares of the company, and in the aggregate more than 5% thereof.

     4. Invest in securities of other investment companies except at customary brokerage commissions rates or in connection with mergers, consolidations or offers of exchange.

     5. Purchase any security issued by any other investment company if after such purchase it would: (a) own more than 3% of the voting stock of such company, (b) own securities of such company having a value in excess of 5% of the Fund's assets or (c) own securities of investment companies having an aggregate value in excess of 10% of the Fund's assets.

     6. Make any investment in real estate unless necessary for office space or the protection of investments already made. (This restriction does not preclude the Fund's purchase of securities issued by real estate investment trusts.) Any investment in real estate together with any investment in illiquid assets cannot exceed 10% of the value of the Fund's assets.

     7. Sell short any security or property.

     8. Deal in commodities.

     9. Borrow money in excess of 10% of the value of its assets, and then only as a temporary measure for extraordinary or emergency purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday and holidays) or such longer period as the Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund shall not issue senior securities as defined in the Investment Company Act of 1940 (the "1940 Act"), except for notes to banks.

     10. Make loans. However, the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund and the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     11. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

     12. Act as an underwriter of securities of other issuers.

     13. Permit long or short positions on shares of the Fund to be taken by its officers, trustees or any of its affiliated persons. Such persons may buy shares of the Fund for investment purposes, however, as described under Purchasing Shares.

     14. Invest more than 25% of its assets in any one particular industry. Although it is not a matter of fundamental policy, the Fund has also made a commitment that it will not invest in warrants valued at the lower of cost or market exceeding 5% of the Fund's net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange. In addition, although not the Fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships or oil, gas and other mineral leases.

Foreign Securities
     Although it is not a matter of fundamental policy, the Fund may invest not more than 5% of its assets in foreign securities. Foreign markets may be more volatile than U.S. markets. Such investments involve sovereign risk in addition to the normal risks associated with American securities. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., the value of foreign investments would increase with a fall in the value of the dollar, and decrease with a rise in the value of the dollar) and control regulations apart from market fluctuations. The Fund may also experience delays in foreign securities settlement.

Repurchase Agreements

     A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which the Manager under the guidelines of the Board of Trustees determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 100% of the repurchase price, including the portion representing the Fund's yield under such agreements which is monitored on a daily basis. While the Fund is permitted to do so, it normally does not invest in repurchase agreements, except to invest excess cash balances.

     The funds available from the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the funds in the Delaware Investments family jointly to invest cash balances. The Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Restricted and Illiquid Securities

     The Fund may purchase privately placed securities the resale of which is restricted under applicable securities laws. Such securities may offer a higher return than comparably registered securities but involve some additional risk as they can be resold only in privately negotiated transactions, in accordance with an exemption from the registration requirements under applicable securities laws or after registration. The Fund will not purchase illiquid assets, including such restricted securities, if more than 10% of the value of its assets would then consist of illiquid securities.

     Certain of the privately placed securities acquired by the Fund will be eligible for resale by the Fund pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A permits many privately placed or legally restricted securities to be freely traded without restriction among certain institutional buyers such as the Fund.

     While maintaining oversight, the Board of Trustees of the Fund has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid securities. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security;
(ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Borrowings
     Although the Fund is permitted under certain circumstances to borrow money and invest in investment company securities, it does not normally do so. The Fund normally will not purchase securities while the Fund has an outstanding borrowing.

Portfolio Loan Transactions
     The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to the Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; 6) the voting rights on the lent securities may pass to the borrower; however, if the trustees of the Fund know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

     The major risk to which the Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Concentration
     In applying the Fund's policy on concentration: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

PERFORMANCE INFORMATION

     From time to time, the Fund may state each Class' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year, or life-of-fund, periods, as applicable. The Fund may also advertise aggregate and average total return information of each Class over additional periods of time.

     The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                        n
                                  P(1+T) = ERV

            Where:   P  =  a hypothetical initial purchase order of $1,000 from which, in the case of Class A Shares only, the maximum front-end sales charge, if any, is deducted;

                     T  =  average annual total return;

                     n  =  number of years;

                   ERV  =  redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

     In presenting performance information for Class A Shares, the Limited CDSC, or other CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computation of total return. See the Prospectus for the Fund Classes for a description of the Limited CDSC, or other CDSC, and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

     Total return performance for each Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representative of the results which may be realized from an investment in the Fund in the future.

     Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

     The performance of each Class as shown below, is the average annual total return quotations through June 30, 1999, computed as described above. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares. The average annual total return for the Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. Pursuant to applicable regulation, total return shown for the Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made. The performance of Class B and C Shares, as shown below, is the average annual total return quotation through June 30, 1999. The average annual total return for Class B and C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at June 30, 1999. The average annual total return for Class B and C Shares excluding deferred sales charge assumes the shares were not redeemed at June 30, 1999, and therefore does not reflect the deduction of a CDSC. Stock prices fluctuated during the periods covered and past results should not be considered as representative of future performance.


                           Average Annual Total Return

----------------------------------------------------------------------------------------------------------------------------

                  Trend Fund     Trend Fund     Trend Fund     Trend Fund       Trend Fund     Trend Fund     Trend Fund
                  Class A        Class A        Institutional  Class B Shares   Class B        Class C        Class C
                  Shares(1)(2)   Shares (1)     Class          (Including       Shares         Shares         Shares
                  (at Offer)     (at NAV)                      Deferred Sales   (Excluding     (Including     (Excluding
                                                               Charge)(3)       Deferred       Deferred       Deferred
                                                                                Sales Charge)  Sales Charge)  Sales Charge)
----------------------------------------------------------------------------------------------------------------------------
1 year ended
6/30/99              0.00%         0.00%          0.00%           0.00%           0.00%           0.00%          0.00%
----------------------------------------------------------------------------------------------------------------------------
3 years ended
6/30/99              0.00%         0.00%          0.00%           0.00%           0.00%           0.00%          0.00%
----------------------------------------------------------------------------------------------------------------------------
5 years ended
6/30/99              0.00%         0.00%          0.00%             N/A             N/A             N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
10 years ended
6/30/99              0.00%         0.00%          0.00%             N/A             N/A             N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
Life of Fund(4)      0.00%         0.00%          0.00%           0.00%           0.00%           0.00%          0.00%
----------------------------------------------------------------------------------------------------------------------------

(1) Class A Shares began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments.

(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.

(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.

(4) Date of initial public offering of Class A Shares was October 3, 1968; date of initial public offering of Class B Shares was September 6, 1994; date of initial public offering of Class C Shares was November 29, 1995; date of initial public offering of Institutional Class shares was November 23, 1992.

     Total return performance for the Classes will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will also reflect, as applicable, the maximum sales charge, or CDSC, paid with respect to the illustrated investment amount, but not any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representation of the results that may be realized from an investment in the Fund in the future.

     From time to time, the Fund may also quote each Class' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund (or Fund Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or to the S&P 500 Index or the Dow Jones Industrial Average.

     Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The Russell 2000 Index TR is a total return weighted index which is comprised of 2,000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index and is calculated on a monthly basis. The NASDAQ Composite Index is a market capitalization price only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as National Market System traded foreign common stocks and American Depository Receipts. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

     In addition, the performance of multiple indices compiled and maintained by statistical research firms, such as Salomon Brothers and Lehman Brothers may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which the Fund may invest and the assumptions that were used in calculating the blended performance will be described.

     Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

     The Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Education IRAs) and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

     Materials may refer to the CUSIP numbers of the Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other Funds, products, and services.

     The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Fund may include information regarding the background and experience of its portfolio managers.

     The following table presents examples, for purposes of illustration only, of cumulative total return performance for each Class through June 30, 1999. For these purposes, the calculations assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods. The performance does not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on the purchase of shares but may also be shown without reflecting the impact of any front-end sales charge. Pursuant to applicable regulation, total return shown for the Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. Past performance is no guarantee of future results.

Cumulative Total Return
Trend Fund

----------------------------------------------------------------------------------------------------------------------------
                  Trend Fund     Trend Fund     Trend Fund     Trend Fund       Trend Fund     Trend Fund     Trend Fund
                  Class A        Class A        Institutional  Class B Shares   Class B        Class C        Class C
                  Shares(1)      Shares         Class          (Including       Shares         Shares         Shares
                  (at Offer)     (at NAV)                      Deferred Sales   (Excluding     (Including     (Excluding
                                                               Charge)(2)       Deferred       Deferred       Deferred
                                                                                Sales Charge)  Sales Charge)  Sales Charge)
----------------------------------------------------------------------------------------------------------------------------
3 months ended
6/30/99              0.00%          0.00%          0.00%           0.00%          0.00%          0.00%          0.00%
----------------------------------------------------------------------------------------------------------------------------
6 months ended
6/30/99              0.00%          0.00%          0.00%           0.00%          0.00%          0.00%          0.00%
----------------------------------------------------------------------------------------------------------------------------
9 months ended
6/30/99              0.00%          0.00%          0.00%           0.00%          0.00%          0.00%          0.00%
----------------------------------------------------------------------------------------------------------------------------
1 year ended
6/30/99              0.00%          0.00%          0.00%           0.00%          0.00%          0.00%          0.00%
----------------------------------------------------------------------------------------------------------------------------
3 years ended
6/30/99              0.00%          0.00%          0.00%           0.00%          0.00%          0.00%          0.00%
----------------------------------------------------------------------------------------------------------------------------
5 years ended                                                        N/A            N/A            N/A            N/A
6/30/99              0.00%          0.00%          0.00%
----------------------------------------------------------------------------------------------------------------------------
10 years ended                                                       N/A            N/A            N/A            N/A
6/30/99              0.00%          0.00%          0.00%
----------------------------------------------------------------------------------------------------------------------------
Life of Fund(3)      0.00%          0.00%          0.00%           0.00%          0.00%          0.00%          0.00%
----------------------------------------------------------------------------------------------------------------------------

(1) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.

(2) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.

(3) Date of initial public offering of Class A Shares was October 3, 1968; date of initial public offering of Class B Shares was September 6, 1994; date of initial public offering of Class C Shares was November 29, 1995; date of initial public offering of Institutional Class shares was November 23, 1992.

     Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Fund and other mutual funds available from the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the investment disciplines employed in seeking the objectives of the Fund and the other funds in the Delaware Investments family. The Distributor may also from time to time cite general or specific information about the institutional clients Delaware Investment Advisers, an affiliate of the Manager, including the number of such clients serviced by the Manager's affiliate.

Dollar-Cost Averaging
     For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

     Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. Investors also should consider their financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Direct Deposit Purchase Plan, Automatic Investing Plan and Wealth Builder Option under Purchasing Shares - Investing by Electronic Fund Transfer for a complete description of these services, including restrictions or limitations.

     The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of the Fund for the same time period.

                                                         Number
                        Investment      Price Per      of Shares
                         Amount           Share        Purchased

            Month 1       $100           $10.00           10
            Month 2       $100           $12.50            8
            Month 3       $100           $ 5.00           20
            Month 4       $100           $10.00           10
            -----------------------------------------------------
                          $400           $37.50           48

            Total Amount Invested: $400
            Total Number of Shares Purchased: 48
            Average Price Per Share: $9.38 ($37.50/4)
            Average Cost Per Share: $8.33 ($400/48 shares)

     This example is for illustration purposes only. It is not intended to represent the actual performance of the Fund or any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING
     When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE


     The Fund selects brokers, dealers and banks to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty. A number of trades are made on a net basis where the Fund either buys the securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

     During the fiscal years ended June 30, 1997, 1998 and 1999, the aggregate dollar amounts of brokerage commissions paid by the Fund were $928,343, $1,104,062 and $0,000,000 respectively.

     The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

     During the fiscal year ended June 30, 1999, portfolio transactions of the Fund in the amount of $0,000,000, resulting in brokerage commissions of $0,000,000, were directed to brokers for brokerage and research services provided.

     As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Equity Funds III's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best execution, the Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
     In investing for capital appreciation, the Fund may hold securities for any period of time. It is anticipated that, given the Fund's investment objective, its annual portfolio turnover rate will be higher than that of many other investment companies. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Total brokerage costs generally increase with higher portfolio turnover rates. To the extent the Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder or to the Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares.

     The portfolio turnover rate of the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

     During the past two fiscal years, the Fund's portfolio turnover rates were 114% for 1998 and 000% for 1999.

PURCHASING SHARES

     The Distributor serves as the national distributor for the Fund's shares and has agreed to use its best efforts to sell shares of the Fund. See the Prospectuses for information on how to invest. Shares of the Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Equity Funds III or the Distributor.

     The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Investments fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Institutional Class, but certain eligibility requirements must be satisfied.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Equity Funds III will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

     Selling dealers are responsible for transmitting orders promptly. Equity Funds III reserves the right to reject any order for the purchase of its shares of the Fund if in the opinion of management such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The NASD has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Equity Funds III and the Distributor intend to operate in compliance with these rules.

     Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. See the table in the Fund Classes' Prospectus.

     Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed within two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.

     Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

     Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Plans Under Rule 12b-1 for the Fund Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

     Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in the Fund's assets and will receive a proportionate interest in the Fund's income, before application, as to Class A, Class B and Class C Shares, of any expenses under the Fund's 12b-1 Plans.

     Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Equity Funds III for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements

     The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

     The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

     For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Fund Classes.

     Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

Class A Shares
     Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectus, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

     From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As described in the Prospectus, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected.

     For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

     An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
     Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

     During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the Fund. See Automatic Conversion of Class B Shares below. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

     All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Deferred Sales Charge Alternative - Class B Shares
     Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
     Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A

Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of the Fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of the Fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of the Fund not acquired through dividend reinvestment.

     All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

     Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1 for the Fund Classes
     Pursuant to Rule 12b-1 under the 1940 Act, Equity Funds III has adopted a separate plan for each of Class A Shares, Class B Shares and Class C Shares of the Fund (the "Plans"). Each Plan permits the Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to Institutional Class of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of Institutional Class. Shareholders of Institutional Class may not vote on matters affecting the Plans.

     The Plans permit the Fund, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class.

     In addition, the Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Equity Funds III. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

     The maximum aggregate fee payable by the Fund under the Plans, and the Fund's Distribution Agreement, is on an annual basis, up to 0.30% of average daily net assets of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. Equity Funds III's Board of Directors may reduce these amounts at any time.

     Effective June 1, 1992, the Board of Trustees has determined that the annual fee, payable on a monthly basis, for Class A Shares, under its Plan, will be equal to the sum of: (i) the amount obtained by multiplying 0.30% by the average daily net assets represented by Class A Shares that were acquired by shareholders on or after June 1, 1992, and (ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class A Shares that were acquired before June 1, 1992. While this is the method for calculating the 12b-1 fees to be paid by Class A Shares, the fee is a Class expense so that all shareholders of that Class, regardless of when they purchased their shares, will bear 12b-1 expenses at the same per share rate. As Class A Shares are sold on or after June 1, 1992, the initial rate of at least 0.10% will increase over time. Thus, as the proportion of Class A Shares purchased on or after June 1, 1992 to Class A outstanding prior to June 1, 1992 increases, the expenses attributable to payments under the Plan will also increase (but will not exceed 0.30% of average daily net assets). While this describes the current formula for calculating the fees which will be payable under the Plan, such Plan permits the Fund to pay a full 0.30% on all of the Fund's Class A Shares' assets at any time.

     All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best execution, the

Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

     From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

     The Plans and the Distribution Agreement, as amended, have all been approved by the Board of Directors of Equity Funds III, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Equity Funds III and who have no direct or indirect financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

     Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of the Fund and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreement, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those directors who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of Equity Funds III having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Equity Funds III must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.

     For the fiscal year ended June 30, 1999, payments from Class A Shares, Class B Shares and Class C Shares of Trend Fund amounted to $000,000, $000,000 and $000,000, respectively. Such amounts were used for the following purposes:

                                       Trend Fund A Class      Trend Fund B Class       Trend Fund C Class
Advertising                                   $0                      $0                       $0
Annual/Semi-Annual Reports                     0                       0                        0
Broker Trails                                  0                       0                        0
Broker Sales Charges                           0                       0                        0
Dealer Service Expenses                        0                       0                        0
Interest on Broker Sales Charges               0                       0                        0
Commissions to Wholesalers                     0                       0                        0
Promotional-Broker Meetings                    0                       0                        0
Promotional-Other                              0                       0                        0
Prospectus Printing                            0                       0                        0
Telephone                                      0                       0                        0
Wholesaler Expenses                            0                       0                        0
Other                                          0                       0                        0

Other Payments to Dealers - Class A Shares, Class B Shares and Class C Shares
     From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
     Class A Shares of the Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

     Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Investments family, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

     Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as the Fund may reasonably require to establish eligibility for purchase at net asset value. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

     Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of the Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. (formerly known as Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or
(ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Fund in the Delaware Investments family and such employer has properly represented in writing to Retirement Financial Services, Inc. that it has the requisite number of employees and received written confirmation back from Retirement Financial Services, Inc. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

     Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

     Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Investments family at net asset value.

     Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to the Fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

     Equity Funds III must be notified in advance that the trade qualifies for purchase at net asset value.

Allied Plans
     Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares. See Combined Purchases Privilege, below.

     Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

     A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares.

     The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Letter of Intention
     The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchases previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Equity Funds III which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Fund and of any class of any of the other mutual funds in Delaware Investments (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter. For purpose of satisfying an investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of the Fund and the corresponding classes of shares of other funds in the Delaware Investments family which offer such shares may be aggregated with Class A Shares of the Fund and the corresponding class of shares of the other funds in the Delaware Investments family.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Fund and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
     In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Fund, as well as shares of any other class of any of the other Delaware Investments funds (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of Delaware Investment Advisers, the Manager's affiliate, or any of the Manager's other affiliates in a stable value account may be combined with other Delaware Investments fund holdings.

     The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation

     In determining the availability of the reduced front-end sales charge with respect to the Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of the Fund, as well as shares of any other class of any of the other Delaware Investments funds which offer such classes (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A Shares, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
     Holders of Class A Shares of the Fund (and of Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in Delaware Investments offered with a front-end sales charge) who redeem such shares of the Fund have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of the Fund or in Class A Shares of any of the other funds in the Delaware Investments family, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

     Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

     Investors should consult their financial advisers or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) in connection with the features described above.

Group Investment Plans
     Group Investment Plans which are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

     The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from the Fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Institutional Class
     The Institutional Class of the Fund is available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

     Shares of the Institutional Class are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.


INVESTMENT PLANS

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Class at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Family of Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments, including the Fund, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to the Fund in which the investor does not then have an account will be treated like all other initial purchases of the Fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

     Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of the Fund, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.

     Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
     If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in the Fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

     Holders of Class A Shares of the Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.

     Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment in Class A Shares, Class B Shares or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

     Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                      * * *

     Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

     Payments to the Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
     Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Equity Funds III for proper instructions.

MoneyLine (SM) On Demand
     You or your investment dealer may request purchases of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

     It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

     Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

     Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Class.

Asset Planner
     To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

     The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

     An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number.

     Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

     Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes
     An investment in the Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Defined Contribution Plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

     Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

     Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

     Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Class, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

     It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

     Taxable distributions from the retirement plans described below may be subject to withholding.

     Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
     Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares and Class C Shares.

Individual Retirement Account ("IRA")
     A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA Disclosures
     The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs
     An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $30,000 ($50,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $50,000 and $60,000, and for single individuals with incomes between $30,000 and $40,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

     Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.

     Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

Conduit (Rollover) IRAs
     Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.

     A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

     (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

     (2) Substantially equal installment payments for a period certain of 10 or more years;

     (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

     (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

     (5) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
     For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $2,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

     Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

     Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion is done prior to January 1, 1999, then the income from the conversion can be included in income ratably over a four-year period beginning with the year of conversion.

Education IRAs
     For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

     This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

     Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

     Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher education expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

     A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of the Fund.

     Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

     Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Simplified Employee Pension Plan ("SEP/IRA")

     A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes are available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
     Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
     Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus for the Fund Classes.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
     Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus for the Fund Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")
     Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectus for the Fund Classes.

SIMPLE IRA
     A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
     A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for purchases of Class A Shares are effected at the offering price next calculated after receipt of the order by the Fund, it agent or certain other authorized persons. See Distribution and Service under Investment Management Agreement. Orders for purchases of Class B Shares, Class C Shares and Institutional Class shares are effected at the net asset value per share next calculated after receipt of the order by the Fund, its agent or certain other authorized persons. Selling dealers are responsible for transmitting orders promptly.

     The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in the Fund's financial statements which are incorporated by reference into this Part B.

     The Fund's net asset value per share is computed by adding the value of all the securities and other assets in the Fund's portfolio, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. In determining the Fund's total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are valued at the last sale price on that exchange. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars based on rates in effect as of 12 p.m., Eastern time. Use of a pricing service has been approved by the Board of Directors. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Directors.

     Each Class of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each Class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by the Fund, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such

Classes, except that Institutional Class will not incur any of the expenses under Equity Funds III's 12b-1 Plans and Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of the Fund will vary.

REDEMPTION AND EXCHANGE

     You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into the Fund that has the checkwriting feature. Exchanges are subject to the requirements of the Fund and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See the Prospectus. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     In addition to redemption of Fund shares, the Distributor, acting as agent of the Fund, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the Fund, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Fund and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

     Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

     Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

     The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

     In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

     Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Equity Funds III has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

     The value of the Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to the Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second year after purchase (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Fund nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

     Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.

Written Redemption
     You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
     You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

     The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
     The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. First Union National Bank's fee (currently $7.50) will be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
     The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

     The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine (SM) On Demand
     You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions. See MoneyLine (SM) On Demand under Investment Plans.

Right to Refuse Timing Accounts
     With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
     Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Small Cap Value Fund, (4) Limited-Term Government Fund, (5) Trend Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. The Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

     The Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

     Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans
     Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for the Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

     Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in the Fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable CDSC for Class A Shares, Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charges, below.

     An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

     Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

     The Systematic Withdrawal Plan is not available for the Institutional Class. Shareholders should consult with their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
     For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.

     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waivers of Contingent Deferred Sales Charges

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
     The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE

IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA;
(vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares
     The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

                                      * * *

     In addition, the CDSC will be waived on Class A Shares, Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

     The Fund will make payments from its net investment income and net realized securities profits, if any, twice a year. The first payment would be made during the first quarter of the next fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Code.

     All dividends and any capital gains distributions will be automatically reinvested for the shareholder in additional shares of the same Class at net asset value unless, in the case of shareholders in the Fund Classes, the shareholder requests in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

     Each Class of shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

     Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

TAXES

     It is the Fund's policy to pay out substantially all net investment income and net realized gains to shareholders to relieve the Fund of federal income tax liability on that portion of its income paid to shareholders under Subchapter M of the Code. The Fund has met these requirements in previous years and intends to meet them this year. Such distributions are taxable as ordinary income or capital gain to those shareholders who are liable for federal income tax. The Fund also intends to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of a 4% excise tax.

     Distributions may also be subject to state and local taxes; shareholders are advised to consult with their tax advisers in this regard. Shares of the Fund will be exempt from Pennsylvania personal property taxes.

     Dividends representing net investment income or short-term capital gains are taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, are taxable as long-term capital gain regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates. The tax status of dividends and distributions will not be affected by whether they are paid in cash or in additional shares. A portion of these distributions may be eligible for the dividends-received deduction for corporations. The portion of dividends, if any, paid by the Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Under the 1997 Act, the amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Advice as to the tax status of each year's dividends and distributions, when paid, will be mailed annually.

     If the net asset value of shares were reduced below a shareholder's cost by distribution of gain realized on sale of securities, such distribution would be a return of investment though taxable as stated above. The Fund's portfolio securities had an unrealized appreciation for tax purposes of $000,000,000 as of June 30, 1999.

     Prior to purchasing shares of the Fund, you should carefully consider the impact of dividends or realized securities profits distributions which have been declared but not paid. Any such dividends or realized securities profits distributions paid shortly after a purchase of shares by an investor will have the effect of reducing the per share net asset value of such shares by the amount of the dividends or realized securities profits distributions. All or a portion of such dividends or realized securities profits distributions, although in effect a return of capital, are subject to taxes which may be at ordinary income tax rates. The purchase of shares just prior to the ex-dividend date has an adverse effect for income tax purposes.

     Under the Taxpayer Relief Act of 1997, as revised by the Internal Revenue Service Act of 1998 (the "1998 Act") and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, the Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

     "Mid-term capital gains" or "28 percent rate gain": securities sold by the Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%. This category of gains applied only to gains and distributions in 1997.

     "1997 Act long-term capital gains" or "20 percent rate gain": securities sold between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Fund after July 28, 1997 that were held for more than 18 months. As revised by the 1998 Act, this rate applies to securities held for more than 12 months and sold in tax years beginning after December 1, 1997. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket. The Omnibus Consolidated and Emergency Supplemental Appropriations Act passed in October of 1998 included technical corrections to the 1998 Act. The effect of this correction is that essentially all capital gain distributions paid to shareholders during 1998 will be taxed at a maximum rate of 20%.

     "Qualified 5-year gains": For individuals in the 15% bracket, qualified five-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified five-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than five years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified five-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five-year holding period.

     The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets. In order to qualify as a regulated investment company for federal income tax purposes, the Fund must meet certain specific requirements, including:

     (i) The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets;

     (ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

     (iii) The Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years, and

     (iv) The Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Fund for less than three months ("short-short income"). The Taxpayer Relief Act of 1997 (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Fund as a regulated investment company.

     The Code requires the Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to shareholders by December 31 of each year in order to avoid federal excise taxes. The Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by shareholders as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

     The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains or when the offsetting position is sold.

     The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

     Investment in Foreign Currencies and Foreign Securities--The Fund is authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to the
Fund:

     Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time the Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by the Fund.

     If the Fund's Section 988 losses exceed the Fund's other investment company taxable income during a taxable year, the Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

     The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require the Fund to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under the Fund's current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, the Fund will be required to record at fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of the Fund's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

     The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of the Fund at the end of its fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by the Fund); and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by the Fund at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by the Fund). If the Fund elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If the Fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by the Fund. In this case, these taxes will be taken as a deduction by the Fund, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by the Fund. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from the Fund to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by the Fund. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040. You should note that this simplified procedure will not be available until calendar year 1998.

     Investment in Passive Foreign Investment Company Securities--The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If the Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by the Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

     The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If the Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules would generally be eliminated.

     The application of the PFIC rules may affect, among other things, the amount of tax payable by the Fund (if any), the amounts distributable to you by the Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

     You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after the Fund acquires shares in that corporation. While the Fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

     Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by the Fund, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce the Fund's income available for distribution to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

INVESTMENT MANAGEMENT AGREEMENT

     The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Fund, subject to the supervision and direction of Equity Funds III's Board of Trustees.

     The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On June 30, 1999, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $00 billion in assets in various institutional or separately managed (approximately $00,00,000,000) and investment company (approximately $00,000,000,000) accounts.

     The Investment Management Agreement for the Fund is dated August _____, 1999 and was approved by shareholders on March 17, 1999. The Agreement has an initial term of two years and may be renewed only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of Equity Funds III who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of Equity Funds III or by the Manager. The Agreement will terminate automatically in the event of its assignment.

     The compensation paid by the Fund for investment management services is equal to the following fee rate which is based on the average daily net assets of the Fund.

                         0.75% on the first $500 million
                          0.70 on the next $500 million
                         0.65% on the next %1.5 billion
                    0.60% on assets in excess of $2.5 billion

     On June 30, 1999, the total net assets of the Fund were $000,000,000. Investment management fees paid by the Fund during the past three fiscal years were $4,865,223 for 1997, $4,849,848 for 1998 and 0,000,000 for 1999. Under the
general supervision of the Board of Trustees, the Manager makes all investment decisions which are implemented by the Fund. The Manager pays the salaries of all trustees, officers and employees who are affiliated with both the Manager and the Fund.

     Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Fund is responsible for all of its own expenses. Among others, these include the Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distribution and Service

     The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of Fund shares under a Distribution Agreement dated August ____, 1999. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund on behalf of Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

     The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated August ___, 1999. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

     The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND TRUSTEES

     The business and affairs of Equity Funds III are managed under the direction of its Board of Trustees.

     Certain officers and trustees of Equity Funds III hold identical positions in each of the other funds in the Delaware Investments family. On July 31, 1999, Equity Funds III's officers and trustees owned less than 0% of the outstanding shares of Class A Shares, Class B Shares, Class C Shares and the Institutional Class.

     As of July 31, 1999, management believes the following accounts held 5% or more of the outstanding shares of a Class of the Fund. With the exception of DMC Profit Sharing Plans, the Fund has no knowledge of beneficial ownership.


Class                    Name of Address of Account                         Share Amount             Percentage
-----                    --------------------------                         ------------             ----------
Class A Shares           Merrill Lynch, Pierce, Fenner & Smith
                         Attn: Fund Administration
                         4800 Deer Lake Drive East, 2nd Floor
                         Jacksonville, FL 32246

Class B Shares           Merrill Lynch, Pierce, Fenner & Smith
                         Attn: Fund Administration
                         4800 Deer Lake Dr. East, 2nd Floor
                         Jacksonville, FL 32246

Class C Shares           Merrill Lynch, Pierce, Fenner & Smith
                         Attn: Fund Administration
                         4800 Deer Lake Dr. East, 2nd Floor
                         Jacksonville, FL 32246

Institutional Class      Fidelity Investments - Institutional Operations
                         CO FIICO as Agent
                         For Certain Employee Benefit Plans
                         100 Magellan Way
                         Covington, KY 41015

                         Merrill Lynch Trust Co.
                         Trust Qualified Retirement Plans
                         Attn: Sue Nohilly
                         265 Davidson Avenue - 3rd Floor
                         Somerset, NJ 08873


Class                    Name of Address of Account                         Share Amount             Percentage
-----                    --------------------------                         ------------             ----------
Institutional Class      Bank of New York
                         TRST First Hospital Corp.
                         Retirement Plan
                         Attn: Michael Polis
                         1 Wall Street
                         New York, NY 10005

                         Fifth Third Bank
                         Benefits & PPA
                         P.O. Box 630074
                         Cincinnati, OH 45263

                         Northern Trust
                         Trust PHH Corp
                         P.O. Box 92956
                         Chicago, IL 60675

                         RS DMC Employee Profit Sharing Plan
                         Delaware Management Company
                         Employee Profit Sharing Trust
                         c/o Rick Seidel
                         1818 Market Street
                         Philadelphia, PA 19103


     DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

     Certain officers and trustees of the Fund hold identical positions in each of the other funds in the Delaware Investments family. Trustees and principal officers of the Fund are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

------------------------------------------------------------------------------------------------------------------------------------
*Wayne A. Stork (62)          Director and/or Trustee of the Fund and each of the other 33 investment companies in the Delaware
                              Investments family.

                              Chairman and Director of Delaware Management Holdings, Inc.

                              Prior to January 1, 1999, Mr. Stork was Chairman and Director and/or Trustee of Equity Funds II, Inc.
                              and each of the other 33 investment companies in the Delaware Investments family and Delaware Capital
                              Management, Inc.; Chairman, President, Chief Executive Officer and Director of DMH Corp., Delaware
                              Distributors, Inc. and Founders Holdings, Inc.; Chairman, President, Chief Executive Officer, Chief
                              Investment Officer and Director/Trustee of Delaware Management Company, Inc. and Delaware Management
                              Business Trust; Chairman, President, Chief Executive Officer and Chief Investment Officer of Delaware
                              Management Company (a series of Delaware Management Business Trust); Chairman, Chief Executive Officer
                              and Chief Investment Officer of Delaware Investment Advisers (a series of Delaware Management Business
                              Trust); Chairman, Chief Executive Officer and Director of Delaware International Advisers Ltd.,
                              Delaware International Holdings Ltd. and Delaware Management Holdings, Inc.; President and Chief
                              Executive Officer of Delvoy, Inc.; Chairman of Delaware Distributors, L.P.; Director of Delaware
                              Service Company, Inc. and Retirement Financial Services, Inc.

                              In addition, during the five years prior to January 1, 1999, Mr. Stork has served in various executive capacities at different times within Delaware Investments.
------------------------------------------------------------------------------------------------------------------------------------

----------------------
*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

------------------------------------------------------------------------------------------------------------------------------------
Richard G. Unruh, Jr. (59)    Executive Vice President and Chief Investment Officer, Equities of the Fund, each of the other 33 investment companies in the Delaware Investments family and Delaware Management Company (a series of
                              Delaware Management Business Trust)

                              Executive Vice President of Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.
                              and Delaware Management Business Trust

                              Executive Vice President/Chief Investment Officer, Equities and Director of Delaware Management
                              Company, Inc.

                              Chief Executive Officer/Chief Investment Officer, Equities of Delaware Investment Advisers (a series of Delaware Management Business Trust)

                              Director of Delaware International Advisers Ltd.

                              During the past five years, Mr. Unruh has served in various executive capacities at different times within Delaware Investments.
------------------------------------------------------------------------------------------------------------------------------------
David K. Downes (59)          Executive Vice President, Chief Operating Officer and Chief Financial Officer of the Fund and each of the other 33 investment companies in the Delaware Investments family, Delaware Management Holdings,
                              Inc., Founders CBO Corporation, Delaware Capital Management, Inc., Delaware Management Company (a
                              series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware
                              Management Business Trust) and Delaware Distributors, L.P.

                              Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director of Delaware
                              Management Company, Inc., DMH Corp, Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy,
                              Inc.; Executive Vice President, Chief Financial Officer, Chief Administrative Officer and Trustee of
                              Delaware Management Business Trust

                              President, Chief Executive Officer, Chief Financial Officer and Director of Delaware Service Company,
                              Inc.

                              President, Chief Operating Officer, Chief Financial Officer and Director of Delaware International
                              Holdings Ltd.

                              Chairman, Chief Executive Officer and Director of Retirement Financial Services, Inc.

                              Chairman and Director of Delaware Management Trust Company

                              Director of Delaware International Advisers Ltd.

                              During the past five years, Mr. Downes has served in various executive capacities at different times within Delaware Investments.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery (42)      Executive Vice President of the Fund and each of the other 33 investment companies in the Delaware
                              Investments family

                              Executive Vice President and General Counsel of Delaware Management Holdings, Inc., Delaware
                              Distributors, L.P., Delaware Management Trust Company, Delaware Capital Management, Inc., Delaware
                              Service Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust),
                              Delaware Investment Advisers (a series of Delaware Management Business Trust) and Founders CBO
                              Corporation

                              Executive Vice President/General Counsel and Director of DMH Corp., Delaware Management Company, Inc.,
                              Delaware Distributors, Inc., Delaware International Holdings Ltd., Founders Holdings, Inc., Delvoy,
                              Inc. and Retirement Financial Services, Inc.

                              Director of Delaware International Advisers Ltd.

                              Director, HYPPCO Finance Company Ltd.

                              During the past five years, Mr. Flannery has served in various executive capacities at different times within Delaware Investments organization.
------------------------------------------------------------------------------------------------------------------------------------
Walter P. Babich (72)

                              Director and/or Trustee of the Fund and each of the other 33 investment companies in the Delaware
                              Investments family

                              460 North Gulph Road, King of Prussia, PA 19406

                              Board Chairman, Citadel Constructors, Inc.

                              From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
John H. Durham (62)           Director and/or Trustee of the Fund and 18 other investment companies in the Delaware Investments family.

                              Partner, Complete Care Services.

                              Mr. Durham served as Chairman of the Board of each fund in the Delaware Investments family from 1986 to 1991; President of each fund from 1977 to 1990; and Chief Executive Officer of each fund from 1984 to 1990. Prior to 1992, with respect to Delaware Management Holdings, Inc., Delaware Management
                              Company, Delaware Distributors, Inc. and Delaware Service Company, Inc., Mr. Durham served as a director and in various executive capacities at different times.
------------------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr (60)         Director and/or Trustee of the Fund and each of the 33 other investment companies in the Delaware
                              Investments family

                              500 Fifth Avenue, New York, NY 10110

                              Founder and Managing Director, Anthony Knerr & Associates

                              From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of Columbia
                              University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.
------------------------------------------------------------------------------------------------------------------------------------
Ann R. Leven (58)             Director and/or Trustee of the Fund and each of the other 33 other investment companies in the
                              Delaware Investments family

                              785 Park Avenue, New York, NY 10021

                              Treasurer, National Gallery of Art

                              From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution,
                              Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison (63)        Director and/or Trustee of the Fund and each of the other 33 investment companies in the Delaware
                              Investments family

                              200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

                              President and Chief Executive Officer, MLM Partners, Inc.

                              Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc. since 1996. From
                              February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota
                              Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST
                              Communications--Markets.
------------------------------------------------------------------------------------------------------------------------------------
Charles E. Peck (73)          Director and/or Trustee of the Fund and each of the other 33 investment companies in the Delaware
                              Investments family

                              P.O. Box 1102, Columbia, MD 21044

                              Secretary/Treasurer, Enterprise Homes, Inc.

                              From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland Group, Inc.,
                              Columbia, MD.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings (49)       Senior Vice President/Corporate Controller of the Fund and each of the other 33 investment companies in the Delaware Investments family and Founders Holdings, Inc.

                              Senior Vice President/Corporate Controller and Treasurer of Delaware Management Holdings, Inc., DMH
                              Corp., Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management
                              Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company,
                              Inc., Delaware Capital Management, Inc., Delaware International Holdings Ltd., Delvoy, Inc. and
                              Delaware Management Business Trust.

                              Chief Financial Officer/Treasurer of Retirement Financial Services, Inc.

                              Executive Vice President/Chief Financial Officer/Treasurer of Delaware Management Trust Company

                              Senior Vice President/Assistant Treasurer of Founders CBO Corporation

                              During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof (37)        Senior Vice President and Treasurer of the Fund and each of the other 33 investment companies in the
                              Delaware Investments family and Founders Holdings, Inc.

                              Senior Vice President/Investment Accounting of Delaware Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business Trust) and Delaware Service Company, Inc.

                              Senior Vice President and Treasurer/Manager, Investment Accounting of Delaware Distributors, L.P. and
                              Delaware Investment Advisers (a series of Delaware Management Business Trust)

                              Senior Vice President and Assistant Treasurer of Founders CBO Corporation

                              Senior Vice President and Manager of Investment Accounting of Delaware International Holdings Ltd.

                              Before joining Delaware Investments in 1995, Mr. Bishof was a Vice President for Bankers Trust, New
                              York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY
                              from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New
                              York, NY from 1987 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Gerald S. Frey (53)           Vice President and Senior Portfolio Manager of the Fund and nine other investment companies in the
                              Delaware Investments family, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Investment Advisers (a series of Delaware
                              Management Business Trust).

                              Before joining Delaware Investments in 1996, Mr. Frey was a Senior Director with Morgan Grenfell
                              Capital Management, New York, NY from 1986 to 1995.
------------------------------------------------------------------------------------------------------------------------------------

     The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from Equity Funds III and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a director or trustee for the fiscal year ended June 30, 1999 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Trustees as of June 30, 1999. Only the independent trustees of the Fund receive compensation from the Fund.

                                                         Pension or            Estimated           Total Compensation
                                    Aggregate            Retirement              Annual            from the Investment
                                   Compensation       Benefits Accrued          Benefits              Companies in
                                   from Equity           as Part of               Upon                  Delaware
Name                             Funds III, Inc.        Fund Expenses         Retirement(1)           Investments(2)
Walter P. Babich                         $0                 None                 $38,000                    $0
John H. Durham                           $0                 None                 $31,180                    $0
Anthony D. Knerr                         $0                 None                 $38,000                    $0
Ann R. Leven                             $0                 None                 $38,000                    $0
Thomas F. Madison                        $0                 None                 $38,000                    $0
Charles E. Peck                          $0                 None                 $38,000                    $0

(1) Under the terms of the Delaware Group Retirement Plan for Trustees, each disinterested director/trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a director or trustee for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of June 30, 1999, he or she would be entitled to annual payments totaling the amount noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.

(2) Each independent director/trustee (other than John H. Durham) currently receives a total annual retainer fee of $38,000 for serving as a director or trustee for all 33 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John H. Durham currently receives a total annual retainer fee of $31,180 for serving as a director or trustee for 19 investment companies in Delaware Investments, plus $1,810 for each Board Meeting attended. Ann R. Leven, Anthony D. Knerr Thomas F. Madison and Charles E. Peck serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.

GENERAL INFORMATION

     The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds available from the Delaware Investments family. An affiliate of the Manager manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.

     Delaware or Delaware International also manages the investment options for Delaware-Lincoln Choice Plus and Delaware Medallion (SM) III Variable Annuities. Choice Plus is issued and distributed by Lincoln National Life Insurance Company. Choice Plus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Choice Plus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., in Appendix A.

     Access persons and advisory persons of the funds in the Delaware Investments family, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received;
(3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

     The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Investments family. The Distributor ("DDLP") received net commissions from the Fund on behalf of the Class A Shares, after reallowances to dealers, as follows:



                                     Total
                                   Amount of              Amounts                Net
                                 Underwriting            Reallowed            Commission
      Fiscal Year Ended           Commission            to Dealers              to DDLP
      -----------------          ------------           ----------            ----------
        June 30, 1999                     $0                   $0                    $0
        June 30, 1998                872,998              722,205               150,793
        June 30, 1997              1,602,046            1,336,246               265,831


     The Distributor received in the aggregate Limited CDSC payments with respect to Class A Shares as follows:

           Fiscal Year Ended             Limited CDSC Payments
           -----------------             ---------------------
              June 30, 1999                         $0
              June 30, 1998                      9,869
              June 30, 1997                     10,416

     The Distributor received in the aggregate CDSC payments with respect to Class B Shares as follows:

           Fiscal Year Ended             Limited CDSC Payments
           -----------------             ---------------------
              June 30, 1999                         $0
              June 30, 1998                    190,555
              June 30, 1997                    175,785

     The Distributor received CDSC payments with respect to Class C Shares as follows:

           Fiscal Year Ended             Limited CDSC Payments
           -----------------             ---------------------
              June 30, 1999                         $0
              June 30, 1998                      9,374
              June 30, 1997                     14,972

     The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $5.50 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to the Fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

     The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Equity Funds III's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Equity Funds III to delete the words "Delaware Group" from Equity Funds III's name.

     Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of the Fund's securities and cash. As custodian for the Fund, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Capitalization
     Equity Funds III has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. Each Class represents a proportionate interest in the assets of the Fund, and each has the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Institutional Class may not vote on any matter that affects the Fund Classes' Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to Class A Shares. General expenses of the Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Plans of Class A Shares, Class B Shares and Class C Shares will be allocated solely to those classes.

     All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.

     Prior to September 6, 1994, Trend Fund A Class was known as Trend Fund class and Trend Fund Institutional Class was known as Trend Fund (Institutional) class.

     Effective as of August 29, 1997, the name of Delaware Group Trend Fund, Inc. was changed to Delaware Group Equity Funds III, Inc. and effective August 27, 1999 the name of Delaware Group Equity Funds III, Inc. was changed to Delaware Group Equity Funds III.

Noncumulative Voting
     Equity Funds III shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Equity Funds III voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

     This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS

     Ernst & Young LLP serves as the independent auditor for Delaware Group Equity Funds III and, in its capacity as such, audits the annual financial statements of the Fund. The Fund's Statement of Net Assets, Statement of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended June 30, 1999 are included in the Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B.

APPENDIX A--INVESTMENT OBJECTIVES OF THE FUNDS IN THE DELAWARE INVESTMENTS
FAMILY

     Following is a summary of the investment objectives of the funds in the Delaware Investments family:

     Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the investment adviser believes have the potential for above average dividend increases over time.

     Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

     Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

     DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

     Decatur Equity Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

     Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds

     U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

     Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

     REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

     Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

     Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

     Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital. Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital.

     Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Foundation Funds Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Foundation Funds Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Foundation Funds Growth Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

     International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Equity Fund seeks to achieve long-term total return by investing in global securities that provide the potential for capital appreciation and income. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

     U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

     Delaware Group Premium Fund, Inc. offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Growth and Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Balanced Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing primarily in small-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry. Aggressive Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies which the manager believes have the potential for high earnings growth.

     Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

     Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

     Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

     Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

     Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

     Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

     Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

     Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

     For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

     Each of the summaries above is qualified in its entirety by the information contained in the Portfolio's prospectus(es).

     Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware Investments at 800-523-1918 and shareholders of the Institutional Class should contact Delaware Investments at 800-828-5052.




INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

DELAWARE GROUP EQUITY FUNDS III

----------------------------------

TREND FUND

----------------------------------

A CLASS
B CLASS
C CLASS
----------------------------------

INSTITUTIONAL CLASS
----------------------------------

CLASSES OF DELAWARE GROUP
EQUITY FUNDS III
----------------------------------






PART B

STATEMENT OF
ADDITIONAL INFORMATION
----------------------------------

AUGUST 27, 1999









[GRAPHIC OMITTED]


                                                                PART C

                                                           Other Information

Item 23.           Exhibits
                          (a)     Agreement and Declaration of Trust.

                                  (1)      Agreement and Declaration of Trust (December 17, 1998) attached as
                                           Exhibit.

                                  (2)      Certificate of Trust (December 17, 1998) attached as Exhibit.


                          (b)     By-Laws. By-Laws (December 17, 1998) attached as Exhibit.

                          (c)     Copies of All Instruments Defining the Rights of Holders.

                                  (1)      Agreement and Declaration of Trust. Articles III, IV, V and VI of
                                           Agreement and Declaration of Trust attached as Exhibit (a)(2).

                                  (2)      By-Laws. Article II of By-Laws attached as Exhibit (b).

                          (d)     Investment Management Agreement. Form of Investment Management Agreement
                                  (August 1999) between Delaware Management Company and the Registrant attached as Exhibit.

                          (e)     (1)      Distribution Agreement.

                                           (i)     Form of Distribution Agreement incorporated into
                                                   this filing by reference to Post-Effective Amendment No.
                                                   55 filed August 28, 1996.

                                           (ii)    Form of Amendment No. 1 to Distribution Agreement
                                                   incorporated into this filing by reference to
                                                   Post-Effective Amendment No. 55 filed August 28, 1996.

                                  (2)      Administration and Service Agreement. Form of Administration and Service
                                           Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 54 filed November 20, 1995.

                                  (3)      Dealer's Agreement.  Dealer's Agreement (as amended November 1995)
                                           incorporated into this filing by reference to Post-Effective Amendment
                                           No. 54 filed November 20, 1995.

                                  (4)      Mutual Fund Agreement for the Delaware Group of Funds (as amended
                                           November 1995) (Module) incorporated into this filing by reference to
                                           Post-Effective Amendment No. 55 filed August 28, 1996.

                          (f)     Inapplicable.



                          (g)     Custodian Agreement.

                                  (1)      Form of Custodian Agreement with The Chase Manhattan Bank
                                           attached as Exhibit.

                                  (2)      Form of Securities Lending Agreement with The Chase Manhattan Bank attached as Exhibit.

                          (h)     Other Material Contracts.

                                  (1)      Form of Shareholders Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 55 filed
                                           August 28, 1996.

                                  (2)      Form of Delaware Group of Funds Fund Accounting Agreement with Delaware
                                           Service Company, Inc. incorporated into this filing by reference to
                                           Post-Effective Amendment No. 56 filed August 29, 1997.

                          (i)     Opinion of Counsel. Attached as Exhibit.

                          (j)     Consent of Auditors. To be filed by Amendment.

                        (k-l)     Inapplicable.

                          (m)     Plans under Rule 12b-1.

                                  (1)      Form of Plan under Rule 12b-1 for Class A incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

                                  (2)      Form of Plan under Rule 12b-1 for Class B incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

                                  (3)      Form of Plan under Rule 12b-1 for Class C incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

                          (n)     Plan under Rule 18f-3. Form of Plan under Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

Item 24.        Persons Controlled by or under Common Control with Registrant. None.

Item 25.        Indemnification. Article VI of the By-Laws attached as Exhibit (b).

Item 26.        Business and Other Connections of Investment Adviser.

     Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

     The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

------------------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates and other Positions
Principal Business         and Offices Held
Address*
------------------------------------------------------------------------------------------------------------------------------------
David K. Downes            President of Delaware Management Company (a series of Delaware Management Business Trust); Executive Vice
                           President, Chief Operating Officer and Chief Financial Officer of Delaware Management Holdings, Inc.;
                           Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director of DMH Corp.;
                           Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director of Delvoy, Inc.;
                           President and Director of Delaware Management Company, Inc.; Executive Vice President, Chief Operating
                           Officer, Chief Financial Officer and Trustee of Delaware Management Business Trust; Executive Vice
                           President, Chief Operating Officer and Chief Financial Officer of Delaware Investment Advisers (a series of Delaware Management Business Trust); Chairman, President, Chief Executive Officer and Director of
                           Delaware Service Company, Inc.; President, Chief Executive Officer and Director of Delaware Capital
                           Management, Inc.; Chairman and Director of Retirement Financial Services, Inc.; Chairman and Director of
                           Delaware Management Trust Company; Executive Vice President, Chief Operating Officer, Chief Financial
                           Officer and Director of Delaware Distributors, Inc.; Executive Vice President, Chief Operating Officer
                           and Chief Financial Officer of Delaware Distributors, L.P.; President, Chief Operating Officer, Chief
                           Financial Officer and Director of Delaware International Holdings Ltd.; Director of Delaware
                           International Advisers Ltd.; Executive Vice President, Chief Operating Officer, Chief Financial Officer
                           and Director of Founders Holdings, Inc.; Executive Vice President, Chief Operating Officer and Chief
                           Financial Officer of Founders CBO Corporation; Executive Vice President, Chief Operating Officer and
                           Chief Financial Officer of each fund in the Delaware Investments family.

                           Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery        Executive Vice President and General Counsel of Delaware Management Company (a series of Delaware
                           Management Business Trust); Executive Vice President and General Counsel of Delaware Management Holdings,
                           Inc.; Executive Vice President, General Counsel and Director of DMH Corp.; Executive Vice President,
                           General Counsel and Director of Delvoy, Inc.; Executive Vice President, General Counsel and Director of
                           Delaware Management Company, Inc.; Executive Vice President, General Counsel and Trustee of Delaware
                           Management Business Trust; Executive Vice President and General Counsel of Delaware Investment Advisers
                           (a series of Delaware Management Business Trust); Executive Vice President, General Counsel and Director
                           of Delaware Service Company, Inc.; Executive Vice President, General Counsel and Director of Delaware
                           Capital Management, Inc.; Executive Vice President, General Counsel and Director of Retirement Financial
                           Services, Inc.; Executive Vice President, General Counsel and Director of Delaware Management Trust
                           Company; Executive Vice President, General Counsel and Director of Delaware Distributors, Inc.; Executive
                           Vice President and General Counsel of Delaware Distributors, L.P.; Executive Vice President, General
                           Counsel and Director of Delaware International Holdings Ltd.; Director of Delaware International Advisers
                           Ltd.; Executive Vice President, General Counsel and Director of Founders Holdings, Inc.; Executive Vice
                           President and General Counsel of Founders CBO Corporation; Executive Vice President of each fund in the
                           Delaware Investments family.

                           Director, HYPPCO Finance Company Ltd.

                           Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of
                           Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA
------------------------------------------------------------------------------------------------------------------------------------
Richard G. Unruh           Executive Vice President, Chief Investment Officer/ DMC Equity of Delaware Management Company (a series of Delaware Management Business Trust); Executive Vice President of Delaware Management Holdings, Inc.;
                           Executive Vice President and Trustee of Delaware Management Business Trust; Chief Executive Office, Chief
                           Investment Officer/DIA Equity of Delaware Investment Advisers (a series of Delaware Management Business
                           Trust; Executive Vice President of Delaware Capital Management, Inc.; Director of Delaware Investment
                           Advisers Ltd.; Executive Vice President, Chief Investment Officer/Equity of each fund in the Delaware
                           Investments family.

                           Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market
                           Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since
                           1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom
                           Drive, Reston, VA
------------------------------------------------------------------------------------------------------------------------------------
Douglas L. Anderson        Senior Vice President/Operations of Delaware Management Company (a series of Delaware Management Business
                           Trust; Senior Vice President/Operations of Delaware Service Company, Inc.; Senior Vice
                           President/Operations of Retirement Financial Services, Inc.; Senior Vice President/Operations of Delaware
                           Management Trust Company.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates and other Positions
Principal Business         and Offices Held
Address*
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof          Senior Vice President, Treasurer/Investment Accounting of Delaware Management Company (a series of
                           Delaware Management Business Trust); Senior Vice President, Treasurer/Investment Accounting of
                           Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice
                           President/Investment Accounting of Delaware Service Company, Inc.;  Senior Vice President/Investment
                           Accounting of Delaware Capital Management, Inc.; Senior Vice President, Treasurer/Investment Accounting
                           of Delaware Distributors, L.P.; Senior Vice President, Manager of Investment Accounting of Delaware
                           International Holdings Ltd.; Senior Vice President, Treasurer/Investment Accounting of Founders Holdings,
                           Inc.; Senior Vice President and Assistant Treasurer of Founders CBO Corporation; Senior Vice President
                           and Treasurer of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Robert J. DiBraccio        Senior Vice President/Head of Equity Trading of Delaware Management Company (a series of Delaware
                           Management Business Trust); Senior Vice President/Head of Equity Trading of Delaware Investment Advisers
                           (a series of Delaware Management Business Trust); Senior Vice President/Head of Equity Trading of
                           Delaware Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
John B. Fields             Senior Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware
                           Management Business Trust); Trustee of Delaware Management Business Trust; Senior Vice President/Senior
                           Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management Business Trust);
                           Senior Vice President/Senior Portfolio Manager of Delaware Capital Mangement, Inc.; Senior Vice
                           President/Senior Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Susan L. Hanson            Senior Vice President/Global Marketing and Client Services of Delaware Management Company (a series of
                           Delaware Management Business Trust); Senior Vice President/Global Marketing and Client Services of
                           Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings         Senior Vice President/Treasurer/Corporate Controller of Delaware Management Company (a series of Delaware
                           Management Business Trust); Senior Vice President/Treasurer/Corporate Controller of Delaware Management
                           Holdings, Inc.; Senior Vice President/Treasurer/Corporate Controller of DMH Corp; Senior Vice
                           President/Treasurer/Corporate Controller of Delvoy, Inc.; Senior Vice President/Treasurer/Corporate
                           Controller of Delaware Management Company, Inc.; Senior Vice President/Treasurer/Corporate Controller of
                           Delaware Management Business Trust; Senior Vice President/Treasurer/Corporate Controller of Delaware
                           Service Company, Inc.; Senior Vice President/Treasurer/Corporate Controller of Delaware Capital
                           Management, Inc.; Senior Vice President/Treasurer/Corporate Controller of Retirement Financial Services,
                           Inc.; Executive Vice President/Corporate Controller/Treasurer of Delaware Management Trust Company;
                           Senior Vice President/Treasurer/Corporate Controller of Delaware Distributors, L.P.; Senior Vice
                           President/Treasurer/Corporate Controller of Delaware International Holdings; Senior Vice
                           President/Treasurer/Corporate Controller of Founders Holdings, Inc.; Senior Vice President/ Assistant
                           Treasurer Founders CBO Corporation; Senior Vice President/Corporate Controller of each fund in the
                           Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Joanne O. Hutcheson        Senior Vice President/Human Resources of  Delaware Management Company  (a series of Delaware
                           Management Business Trust); Senior Vice President/Human Resources of  Delaware Management Holdings,
                           Inc.; Senior Vice President/Human Resources of  DMH Corp.; Senior Vice President/Human Resources of
                           Delvoy, Inc.; Senior Vice President/Human Resources of  Delaware Management Company, Inc.; Senior
                           Vice President/Human Resources of  Delaware Management Business Trust; Senior Vice President/Human
                           Resources of  Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior
                           Vice President/Human Resources of  Delaware Service Company, Inc.; Senior Vice President/Human
                           Resources of  Delaware Capital Management, Inc.; Senior Vice President/Human Resources of  Delaware
                           Retirement Financial Services, Inc.; Senior Vice President/Human Resources of  Delaware Management
                           Trust Company; Senior Vice President/Human Resources of  Delaware Distributors, Inc.; Senior Vice
                           President/Human Resources of  Delaware Distributors, L.P.; Senior Vice President/Human Resources of
                           each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates and other Positions
Principal Business         and Offices Held
Address*
------------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro        Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware Management Company
                           (a series of Delaware Management Business Trust); Senior Vice President, Assistant Secretary and Deputy
                           General Counsel of Delaware Management Holdings, Inc.; Senior Vice President, Assistant Secretary and
                           Deputy General Counsel of  DMH Corp.; Senior Vice President, Assistant Secretary and Deputy General
                           Counsel of Delvoy, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of
                           Delaware Management Company, Inc.; Senior Vice President, Assistant Secretary and Deputy General
                           Counsel of Delaware Management Business Trust; Senior Vice President, Assistant Secretary and Deputy
                           General Counsel of Delaware Investment Advisers (a series of Delaware Management Business Trust);
                           Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware Service Company, Inc.;
                           Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware Capital Management,
                           Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of Retirement Financial
                           Services, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware
                           Distributors, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware
                           Distributors, L.P.; Senior Vice President, Secretary and Deputy General Counsel of Delaware International
                           Holdings Ltd.; Senior Vice President, Assistant Secretary and Deputy General Counsel of Founders
                           Holdings, Inc.; Secretary of Founders CBO Corporation; Senior Vice President, Assistant Secretary and
                           Deputy General Counsel of each fund in the Delaware Investments family.

                           General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA.
------------------------------------------------------------------------------------------------------------------------------------
Eric E. Miller             Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware Management Company
                           (a series of Delaware Management Business Trust); Senior Vice President, Assistant Secretary and Deputy
                           General Counsel of Delaware Management Holdings, Inc.; Senior Vice President, Assistant Secretary and
                           Deputy General Counsel of  DMH Corp.; Senior Vice President, Assistant Secretary and Deputy General
                           Counsel of Delvoy, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of
                           Delaware Management Company, Inc.; Senior Vice President, Assistant Secretary and Deputy General
                           Counsel of Delaware Management Business Trust; Senior Vice President, Assistant Secretary and Deputy
                           General Counsel of Delaware Investment Advisers (a series of Delaware Management Business Trust);
                           Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware Service Company, Inc.;
                           Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware Capital Management,
                           Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of Retirement Financial
                           Services, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware
                           Distributors, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware
                           Distributors, L.P.; Senior Vice President, Assistant Secretary and Deputy General Counsel of Founders
                           Holdings, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of each fund in the
                           Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
James L. Shields           Senior Vice President, Chief Information Officer of Delaware Management Company (a series of Delaware
                           Management Business Trust); Senior Vice President, Chief Information Officer of Delaware Investment
                           Advisers (a series of Delaware Management Business Trust); Senior Vice President, Chief Information
                           Officer of Delaware Service Company, Inc.; Senior Vice President, Chief Information Officer of Delaware
                           Capital Management Company, Inc.; Senior Vice President, Chief Information Officer of Retirement
                           Financial Services, Inc.; Senior Vice President, Chief Information Officer of Delaware Distributors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Christopher S. Adams       Vice President/Business Manager, Equity of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Business Manager, Equity of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Robert L. Arnold           Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business
                           Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust); Vice President/Portfolio Manager of Delaware Capital Management, Inc., Vice
                           President/Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Marshall T. Bassett(1)     Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business
                           Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust); Vice President/Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Christopher S. Beck(2)     Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.

                           Trustee of New Castle County Pension Board since October 1992, Wilmington DE.
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Beister         Vice President/Trading Operations of Delaware Management Company (a series of Delaware Management
                           Business Trust)
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

------------------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates and other Positions
Principal Business         and Offices Held
Address*
------------------------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley           Vice President/Compliance Director of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Compliance Director of Delaware Management Holdings, Inc.;Vice
                           President/Compliance Director of DMH Corp.;Vice President/Compliance Director of Delvoy, Inc.;Vice
                           President/Compliance Director of Delaware Management Company, Inc.;Vice President/Compliance Director of
                           Delaware Management Business Trust; Vice President/Compliance Director of Delaware Investment Advisers (a
                           series of Delaware Management Business Trust);Vice President/Compliance Director of Delaware Service
                           Company, Inc.;Vice President/Compliance Director of Delaware Capital Management, Inc.;Vice
                           President/Compliance Director of Retirement Financial Services, Inc.; Vice President/Compliance
                           Director/Assistant Secretary of Delaware Management Business Trust; Vice President/Compliance Director of
                           Delaware Distributors, Inc.;Vice President/Compliance Director of Delaware Distributors, L.P.;Vice
                           President/Compliance Director of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Mary Ellen M. Carrozza     Vice President/Client Services of Delaware Management Company (a series of Delaware Management Business
                           Trust);Vice President/Client Services of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust);Vice President/Client Services of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Stephen R. Cianci          Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business
                           Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust); Vice President/Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Mitchell L. Conery(3)      Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Timothy G. Connors         Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust).
------------------------------------------------------------------------------------------------------------------------------------
Patrick P. Coyne           Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Capital
                           Management, Inc.; Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Nancy M. Crouse            Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.
------------------------------------------------------------------------------------------------------------------------------------
George E. Deming           Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.
------------------------------------------------------------------------------------------------------------------------------------
James P. Dokas(4)          Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business
                           Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust); Vice President/ Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Dugan           Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Roger A. Early             Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates and other Positions
Principal Business         and Offices Held
Address*
------------------------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger(5)        Vice President/Taxation of Delaware Management Company (a series of Delaware Management Business
                           Trust);Vice President/Taxation of Delaware Management Holdings, Inc.;Vice President/Taxation of DMH
                           Corp.;Vice President/Taxation of Delvoy, Inc.; Vice President/Taxation of Delaware Management Company,
                           Inc.;Vice President/Taxation of Delaware Management Business Trust; Vice President/Taxation of Delaware
                           Investment Advisers (a series of Delaware Management Business Trust);Vice President/Taxation of Delaware
                           Service Company, Inc.;Vice President/Taxation of Delaware Capital Management, Inc.;Vice
                           President/Taxation of Retirement Financial Services, Inc.;Vice President/Taxation of Delaware
                           Distributors, Inc.;Vice President/Taxation of Delaware Distributors, L.P.;Vice President/Taxation of
                           Founders Holdings, Inc.; Vice President/Taxation of Founders CBO Corporation; Vice President/Taxation of
                           each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Gerald S. Frey             Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.
------------------------------------------------------------------------------------------------------------------------------------
James A. Furgele           Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management
                           Business Trust);Vice President/Investment Accounting of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Investment Accounting of Delaware Service Company,
                           Inc.;Vice President/Investment Accounting of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Stuart M. George           Vice President/Equity Trading of Delaware Management Company (a series of Delaware Management Business
                           Trust);Vice President/Equity Trading of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust).
------------------------------------------------------------------------------------------------------------------------------------
Paul Grillo                Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business
                           Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust); Vice President/Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Brian T. Hannon            Vice President of Delaware Management Company (a series of Delaware Management Business Trust); Vice
                           President of Delaware Investment Advisers (a series of Delaware Management Business Trust); Vice
                           President/Senior Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
John A. Heffern(6)         Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business
                           Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust); Vice President/Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Elizabeth H. Howell(7)     Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Hynoski            Vice President/Analyst of Delaware Management Company (a series of Delaware Management Business
                           Trust);Vice President/Analyst of Delaware Investment Advisers (a series of Delaware Management Business
                           Trust);Vice President/Analyst of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia Isom               Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business
                           Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust); Vice President/Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Karina J. Ivstan           Vice President/Strategic Planning of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Strategic Planning of Delaware Management Holdings, Inc.;Vice
                           President/Strategic Planning of Delaware Management Business Trust; Senior Vice President, Assistant
                           Secretary and Deputy General Counsel of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust); Vice President/Strategic Planning of Delaware Service Company, Inc.;Vice
                           President/Strategic Planning of Delaware Capital Management, Inc.; Vice President/Strategic Planning of
                           Retirement Financial Services, Inc.; Vice President/Strategic Planning of Delaware Management Trust
                           Company; Vice President/Strategic of Delaware Distributors, L.P.; Vice President/Strategic Planning of
                           each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Audrey E. Kohart           Vice President/Assistant Controller/Corporate Accounting of Delaware Management Company (a series of
                           Delaware Management Business Trust)
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

------------------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates and other Positions
Principal Business         and Offices Held
Address*
------------------------------------------------------------------------------------------------------------------------------------
Steven T. Lampe            Vice President/Research Analyst of Delaware Management Company (a series of Delaware Management Business
                           Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust); Vice President/Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Philip Y. Lin              Vice President, Assistant Secretary and Associate General Counsel of Delaware Management Company (a
                           series of Delaware Management Business Trust); Vice President, Assistant Secretary and Associate General
                           Counsel of Delaware Investment Advisers (a series of Delaware Management Business Trust);Vice President,
                           Assistant Secretary and Associate General Counsel of Delaware Service Company, Inc.;Vice President,
                           Assistant Secretary and Associate General Counsel of Delaware Capital Management, Inc.;Vice President,
                           Assistant Secretary and Associate General Counsel of Retirement Financial Services, Inc.; Vice President,
                           Assistant Secretary and Associate General Counsel of Delaware Management Trust Company; Vice President,
                           Assistant Secretary and Associate General Counsel of Delaware Distributors, L.P.;Vice President,
                           Assistant Secretary and Associate General Counsel of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Michael D. Mabry           Vice President, Assistant Secretary and Associate General Counsel of Delaware Management Company (a
                           series of Delaware Management Business Trust); Vice President, Assistant Secretary and Associate General
                           Counsel of Delaware Investment Advisers (a series of Delaware Management Business Trust);Vice President,
                           Assistant Secretary and Associate General Counsel of Delaware Service Company, Inc.;Vice President,
                           Assistant Secretary and Associate General Counsel of Delaware Capital Management, Inc.;Vice President,
                           Assistant Secretary and Associate General Counsel of Retirement Financial Services, Inc.; Vice President,
                           Assistant Secretary and Associate General Counsel of Delaware Distributors, L.P.; Vice President,
                           Assistant Secretary and Associate General Counsel of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Paul A. Matlack            Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Founders Holdings, Inc.,
                           President and Director of Founders CBO Corporation; Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Andrew M. McCullagh,       Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
Jr(8)                      Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Francis X Morris           Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Gerald T. Nichols          Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Founders Holdings, Inc.,
                           Treasurer, Assistant Secretary and Director of Founders CBO Corporation; Vice President/Senior Portfolio
                           Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Robert A Norton, Jr.       Vice President/Research Analyst of Delaware Management Company (a series of Delaware Management Business
                           Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust).
------------------------------------------------------------------------------------------------------------------------------------
David P. O'Connor          Vice President, Assistant Secretary and Associate General Counsel of Delaware Management Company (a
                           series of Delaware Management Business Trust); Vice President, Assistant Secretary and Associate General
                           Counsel of Delaware Investment Advisers (a series of Delaware Management Business Trust);Vice President,
                           Assistant Secretary and Associate General Counsel of Delaware Service Company, Inc.;Vice President,
                           Assistant Secretary and Associate General Counsel of Delaware Capital Management, Inc.;Vice President,
                           Assistant Secretary and Associate General Counsel of Retirement Financial Services, Inc.; Vice President,
                           Assistant Secretary and Associate General Counsel of Delaware Distributors, L.P.; Vice President,
                           Assistant Secretary and Associate General Counsel of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Gary A. Reed               Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Richard Salus              Vice President/Assistant Controller of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Assistant Controller of Delaware Management Trust
                           Company; Vice President/Assistant Controller of Delaware International Holdings Ltd.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates and other Positions
Principal Business         and Offices Held
Address*
------------------------------------------------------------------------------------------------------------------------------------
Richard D. Siedel          Vice President/Assistant Controller/Manager Payroll of Delaware Management Company (a series of Delaware
                           Management Business Trust).
------------------------------------------------------------------------------------------------------------------------------------
Alan R. Stuart             Vice President/Trading of Delaware Management Company (a series of Delaware Management Business Trust);
                           Vice President/Trading of Delaware Investment Advisers (a series of Delaware Management Business Trust).
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Taggart         Vice President/Facilities and Administration Services of Delaware Management Company (a series of
                           Delaware Management Business Trust);Vice President/Facilities and Administration Services of Delaware
                           Investment Advisers (a series of Delaware Management Business Trust); Vice President/Facilities and
                           Administration Services of Delaware Service Company, Inc.;Vice President/Facilities and Administration
                           Services of Delaware Distributors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Trottman         Vice President/Senior Corporate Bond Analyst of Delaware Management Company (a series of Delaware
                           Management Business Trust); Vice President/Senior Corporate Bond Analyst of Delaware Investment Advisers
                           (a series of Delaware Management Business Trust); Vice President/Senior Corporate Bond Analyst of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Bruce A. Ulmer             Vice President/Year 2000 of Delaware Management Company (a series of Delaware Management Business Trust);
                           Vice President/Year 2000 of Delaware Management Holdings, Inc.; Vice President/Year 2000 of Delvoy, Inc.;
                           Vice President/Year 2000 of Delaware Management Business Trust; Vice President/Year 2000 of Delaware
                           Investment Advisers (a series of Delaware Management Business Trust); Vice President/Year 2000 of
                           Delaware Capital Management, Inc.; Vice President/Year 2000 of Retirement Financial Services, Inc.; Vice
                           President/Year 2000 of Delaware Management Trust Company; Vice President/Year 2000 of each fund in the
                           Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Lori P. Wachs              Vice President/Assistant Portfolio Manager of Delaware Management Company (a series of Delaware
                           Management Business Trust);Vice President/Assistant Portfolio Manager of Delaware Investment Advisers (a
                           series of Delaware Management Business Trust);Vice President/Assistant Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------

* Business Address is 1818 Market Street, Philadelphia, PA 19103.

------------------------------------------------------------------------------------------------------------------------------------
(1)    VICE PRESIDENT, Morgan Stanley Asset Management prior to March 1997.
(2)    SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
(3)    INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
(4)    DIRECTOR OF TRUST INVESTMENTS, Bell Atlantic Corporation prior to February 1997.
(5)    TAX PRINCIPAL, Ernst & Young LLP prior to April 1998.
(6)    SENIOR VICE PRESIDENT, EQUITY RESEARCH, NatWest Securities Corporation prior to March 1997.
(7)    SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.
(8)    SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.
------------------------------------------------------------------------------------------------------------------------------------

Item 27.  Principal Underwriters.

          (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

          (b) Information with respect to each director, officer or partner of principal underwriter:

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business               Positions and Offices with                   Positions and Offices with
Address*                                  Underwriter                                  Registrant
---------------------------               --------------------------                   --------------------------
------------------------------------------------------------------------------------------------------------------------------------
Delaware Distributors, Inc.               General Partner                              None
------------------------------------------------------------------------------------------------------------------------------------
Delaware Investment Advisers              Limited Partner                              None
------------------------------------------------------------------------------------------------------------------------------------
Delaware Capital Management, Inc.         Limited Partner                              None
------------------------------------------------------------------------------------------------------------------------------------
Bruce D. Barton                           President and Chief Executive Officer        None
------------------------------------------------------------------------------------------------------------------------------------
David K. Downes                           Executive Vice President/Chief Operating     Executive Vice President/Chief Operating
                                          Officer/Chief Financial Officer              Officer/Chief Financial Officer
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery                       Executive Vice President/General Counsel     Executive Vice President
------------------------------------------------------------------------------------------------------------------------------------
Diane M. Anderson                         Senior Vice President/Retirement             None
                                          Operations
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof                         Senior Vice President/Treasurer/Investment   Senior Vice President/Treasurer
                                          Accounting
------------------------------------------------------------------------------------------------------------------------------------
Daniel J. Brooks III                      Senior Vice President/Wholesaler             None
------------------------------------------------------------------------------------------------------------------------------------
Terrence P. Cunningham                    Senior Vice President/National Sales         None
                                          Director, Financial Institutions
------------------------------------------------------------------------------------------------------------------------------------
Stephen J. Deangelis                      Senior Vice President/National Sales,        None
                                          Managed Account Services
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings                        Senior Vice President/Treasurer/Corporate    Senior Vice President/Corporate Controller
                                          Controller
------------------------------------------------------------------------------------------------------------------------------------
Joanne O. Hutcheson                       Senior Vice President/Human Resources        Senior Vice President/Human Resources
------------------------------------------------------------------------------------------------------------------------------------
William M. Kimbrough                      Senior Vice President/Wholesaler             None
------------------------------------------------------------------------------------------------------------------------------------
Bradley L. Kolstoe                        Senior Vice President/Western Division       None
                                          Sales, IPI Channel
------------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro                       Senior Vice President/Deputy General         Senior Vice President/Deputy General
                                          Counsel/Assistant Secretary                  Counsel/Assistant Secretary
------------------------------------------------------------------------------------------------------------------------------------
Mac Macaulliffe                           Senior Vice President/Divisional Sales       None
                                          Manager
------------------------------------------------------------------------------------------------------------------------------------
J Chris Meyer                             Senior Vice President/Director, Product      None
                                          Management
------------------------------------------------------------------------------------------------------------------------------------
Eric E. Miller                            Senior Vice President/Deputy General         Senior Vice President/Deputy General
                                          Counsel/Assistant Secretary                  Counsel/Assistant Secretary
------------------------------------------------------------------------------------------------------------------------------------
Stephen C. Nell                           Senior Vice President/National Retirement    None
                                          Sales
------------------------------------------------------------------------------------------------------------------------------------
Henry W. Orvin                            Senior Vice President/Eastern Division       None
                                          Sales
------------------------------------------------------------------------------------------------------------------------------------
Christopher H. Price                      Senior Vice President/Channel Manager        None
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Sawyer                          Senior Vice President/Director, National     None
                                          Sales
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business               Positions and Offices with                      Positions and Offices with
Address*                                  Underwriter                                     Registrant
---------------------------               --------------------------                      --------------------------
------------------------------------------------------------------------------------------------------------------------------------
James L. Shields                          Senior Vice President/Chief Information      None
                                          Officer
------------------------------------------------------------------------------------------------------------------------------------
Richard P. Allen                          Vice President/Wholesaler, Midwest           None
------------------------------------------------------------------------------------------------------------------------------------
David P. Anderson, Jr.                    Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey H. Arcy                           Vice President/Wholesaler, South East        None
                                          Region
------------------------------------------------------------------------------------------------------------------------------------
Patrick A. Bearss                         Vice President/Wholesaler - Midwest          None
------------------------------------------------------------------------------------------------------------------------------------
Gabriella Bercze                          Vice President/Wholesaler, Financial         None
                                          Institution
------------------------------------------------------------------------------------------------------------------------------------
Denise D. Bradley                         Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Larry Bridwell                            Vice President/Financial Institutions        None
                                          Wholesaler
------------------------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley                          Vice President/Compliance Director           Vice President/Compliance Director
------------------------------------------------------------------------------------------------------------------------------------
Terrance L. Bussard                       Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Daniel H. Carlson                         Vice President/Marketing Services            None
------------------------------------------------------------------------------------------------------------------------------------
Larry Carr                                Vice President/VA Sales Manager              None
------------------------------------------------------------------------------------------------------------------------------------
William S. Carroll                        Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Chadie                          Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Matthew Coldren                           Vice President/National Accounts             None
------------------------------------------------------------------------------------------------------------------------------------
Patrick A Connelly                        Vice President/RIA Sales                     None
------------------------------------------------------------------------------------------------------------------------------------
Jessie V. Emery                           Vice President/Marketing Communications      None
------------------------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger                          Vice President/Taxation                      Vice President/Taxation
------------------------------------------------------------------------------------------------------------------------------------
Susan T. Friestedt                        Vice President/Retirement Services           None
------------------------------------------------------------------------------------------------------------------------------------
Douglan R. Glennon                        Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Darryl S. Grayson                         Vice President/Director, Internal Sales      None
------------------------------------------------------------------------------------------------------------------------------------
Rhonda J. Guido                           Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Ronald A. Haimowitz                       Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Hecker                          Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
John R. Herron                            Vice President/VA Wholesaler                 None
------------------------------------------------------------------------------------------------------------------------------------
Dinah J. Huntoon                          Vice President/Product Manager, Equities     None
------------------------------------------------------------------------------------------------------------------------------------
Karina J. Istvan                          Vice President/Strategic Planning            None
------------------------------------------------------------------------------------------------------------------------------------
Chirstopher L. Johnston                   Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Jordan                         Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Carolyn Kelly                             Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Richard M. Koerner                        Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Ellen M. Krott                            Vice President/Marketing                     None
------------------------------------------------------------------------------------------------------------------------------------
John Leboeuf                              Vice President/VA Wholesaler                 None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business               Positions and Offices with                         Positions and Offices with
Address*                                  Underwriter                                        Registrant
---------------------------               --------------------------                         --------------------------
------------------------------------------------------------------------------------------------------------------------------------
SooHee Lee                                Vice President/Fixed Income &                None
                                          International Product Management
------------------------------------------------------------------------------------------------------------------------------------
Philip Y. Lin                             Vice President/Associate General             Vice President/Associate General
                                          Counsel/Assistant Secretary                  Counsel/Assistant Secretary
------------------------------------------------------------------------------------------------------------------------------------
John R. Logan                             Vice President/Wholesaler, Financial         None
                                          Institutions
------------------------------------------------------------------------------------------------------------------------------------
Michael D. Mabry                          Vice President/Associate General             Vice President/Associate General
                                          Counsel/Assistant Secretary                  Counsel/Assistant Secretary
------------------------------------------------------------------------------------------------------------------------------------
Thoedore T. Malone                        Vice President/IPI Wholesaler                None
------------------------------------------------------------------------------------------------------------------------------------
Debbie Marler                             Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Gregory J. McMillan                       Vice President/National Accounts             None
------------------------------------------------------------------------------------------------------------------------------------
Nathan W. Medin                           Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Scott L. Metzger                          Vice President/Business Development          None
------------------------------------------------------------------------------------------------------------------------------------
Roger J. Miller                           Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Christopher W. Moore                      Vice President/VA Wholesaler                 None
------------------------------------------------------------------------------------------------------------------------------------
Andrew F. Morris                          Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Patrick L. Murphy                         Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Scott E. Naughton                         Vice President/IPI Wholesaler                None
------------------------------------------------------------------------------------------------------------------------------------
Julie Nusbaum                             Vice President/Wholesaler, Financial         None
                                          Institutions
------------------------------------------------------------------------------------------------------------------------------------
Julie A. Nye                              Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Daniel J. O'Brien                         Vice President/Insurance Products            None
------------------------------------------------------------------------------------------------------------------------------------
David P. O'Connor                         Vice President/Associate General             Vice President/Associate General
                                          Counsel/Assistant Secretary                  Counsel/Assistant Secretary
------------------------------------------------------------------------------------------------------------------------------------
Joseph T. Owczarek                        Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Otis S. Page                              Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Mary Ellen Pernice-Fadden                 Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Mark A. Pletts                            Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Philip G. Rickards                        Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Laura E. Roman                            Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Rovert A. Rosso                           Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Linda D. Shulz                            Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Gordan E. Searles                         Vice President/Client Services               None
------------------------------------------------------------------------------------------------------------------------------------
James R. Searles                          Vice President/VA Sales Manager              None
------------------------------------------------------------------------------------------------------------------------------------
Catherine A. Seklecki                     Vice President/Retirement Sales              None
------------------------------------------------------------------------------------------------------------------------------------
John C. Shalloe                           Vice President/Wrap Fee Wholesaler,          None
                                          Western Region
------------------------------------------------------------------------------------------------------------------------------------
Edward B. Sheridan                        Vice President/Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business               Positions and Offices with                         Positions and Offices with
Address*                                  Underwriter                                        Registrant
---------------------------               --------------------------                         --------------------------
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stansbury                       Vice President/Wholesaler                 None
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Taggart                        Vice President/Facilities and             None
                                          Administration Services
------------------------------------------------------------------------------------------------------------------------------------
Bruce A. Ulmer                            Vice President/Year 2000                  Vice President/Year 2000
------------------------------------------------------------------------------------------------------------------------------------
Julia R. Vander-Els                       Vice President/Retirement Plan            None
                                          Communications
------------------------------------------------------------------------------------------------------------------------------------
Wayne W. Wagner                           Vice President/Wholesaler                 None
------------------------------------------------------------------------------------------------------------------------------------
John A. Wells                             Vice President/Marketing Technology       None
------------------------------------------------------------------------------------------------------------------------------------
Courtney S. West                          Vice President/Institutional Sales        None
------------------------------------------------------------------------------------------------------------------------------------
Andrew J. Wittaker                        Vice President/Wholesaler, Financial      None
                                          Institutions
------------------------------------------------------------------------------------------------------------------------------------
Theordore V. Wood                         Vice President/Technical Systems Officer  None
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Woods                          Vice President/National Sales             None
------------------------------------------------------------------------------------------------------------------------------------

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

               (c)           Inapplicable.

Item 28.       Location of Accounts and Records.

               All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 29.       Management Services. None.

Item 30.       Undertakings.

               (a)    Not Applicable.

               (b)    Not Applicable.

               (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

               (d)    Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 16th day of June, 1999.


                                         DELAWARE GROUP TAX-FREE MONEY FUND

                                                 By /s/David K. Downes
                                                    ------------------
                                                       David K. Downes
                                                 Executive Vice President/
                                                  Chief Operating Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                Signature                                            Title                                        Date
---------------------------------------             ----------------------------------------                  -------------
/s/ David K. Downes                                 Executive Vice President/Chief Operating                  June 16, 1999
---------------------------------------             Officer/Chief Financial Officer
David K. Downes                                     (Principal Executive Officer/Principal
                                                    Financial Officer and Principal
                                                    Accounting Officer)


/s/ Wayne A. Stork                                  Trustee                                                   June 16, 1999
---------------------------------------
Wayne A. Stork

/s/ John H. Durham                                  Trustee                                                   June 17, 1999
---------------------------------------
John H. Durham

/s/ Anthony D. Knerr                                Trustee                                                   June 17, 1999
---------------------------------------
Anthony D. Knerr

/s/ Ann R. Leven                                    Trustee                                                   June 17, 1999
---------------------------------------
Ann R. Leven

/s/ Thomas F. Madison                               Trustee                                                   June 17, 1999
---------------------------------------
Thomas F. Madison

/s/ Charles E. Peck                                 Trustee                                                   June 17, 1999
---------------------------------------
Charles E. Peck


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549












                                    Exhibits

                                       to

                                    Form N-1A













             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                              INDEX TO EXHIBITS


Exhibit No.     Exhibit
-----------     -------

EX-99.A1        Agreement and Declaration of Trust

EX-99.A2        Certificate of Trust

EX-99.B         By-Laws

EX-99.D Form of Investment Management Agreement (August 1999) between Delaware Management Company and the Registrant

EX-99.G1        Form of Custodian Agreement with The Chase Manahattan Bank

EX-99.G2        Form of Securities Lending Agreement with The Chase
                Manhattan Bank

EX-99.I         Opinion of Counsel